As filed with the Securities and Exchange Commission on October 30, 1997


                                                       Registration No. 33-62627

===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                         POST-EFFECTIVE AMENDMENT No. 2
                                       TO
                                    FORM S-6


                    FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2


A.       Exact name of trust:       EQUITY SECURITIES TRUST, SERIES 6

B.       Name of depositor:         REICH & TANG DISTRIBUTORS L.P.

C.       Complete address of depositor's principal executive offices:

         600 Fifth Avenue
         New York, New York 10020

D.       Name and complete address of agent for service:

                                            Copy of comments to:

         PETER J. DEMARCO                   MICHAEL R. ROSELLA, Esq.
         Executive Vice President           Battle Fowler LLP
         Reich & Tang Distributors L.P.     75 East 55th Street
         600 Fifth Avenue                   New York, New York 10022
         New York, New York  10020          (212) 856-6858



It is proposed that this filing become effective (check appropriate box)


/  /  immediately upon filing pursuant to paragraph (b) of Rule 485
/x/   on October 31, 1997 pursuant to paragraph (b)
/  /  60 days after filing pursuant to paragraph (a)
/  /  on (         date                ) pursuant to paragraph (a) of Rule 485


===============================================================================




                   NOTE: Part A of This Prospectus May Not Be
                    Distributed Unless Accompanied By Part B.

                             EQUITY SECURITIES TRUST
                                    SERIES 6
             Signature Series, Gabelli Entertainment and Media Trust

--------------------------------------------------------------------------------


         The Trust is a unit investment trust designated Equity Securities Trust, Series 6, Signature Series, Gabelli Entertainment and Media Trust ("Media Trust" or "Trust"). The Sponsor is Reich & Tang Distributors L.P. The primary objective of the Media Trust is to seek to achieve capital appreciation. The secondary objectives of the Trust are to seek current income and growth in income with the growth in capital. Neither the Sponsor nor the Portfolio Consultant can give assurance that the Trust's objectives can be achieved. The Trust contains an underlying portfolio of equity securities consisting primarily of common stock, preferred stock, American Depositary Receipts ("ADRs") and contracts and funds for the purchase of such securities (collectively, the "Securities"), which have been purchased by the Trust based upon the recommendations of the portfolio consultant, Gabelli Funds, Inc. (the "Portfolio Consultant"). The Trust is concentrated in the equity securities of entertainment and media companies located both within and outside the United States. The Trust is also concentrated in the equity securities of the communications industry. Due to the overlap in the business lines of companies in the media, entertainment and communications industries, these industries are generally considered to be related. There are certain risks inherent in an investment in common stock, preferred stock and ADRs of companies in the entertainment, media and communications industries. See "Risk Considerations" in Part A and Part B of this prospectus. The Trust will terminate approximately three years after the initial Date of Deposit.
Minimum Purchase:  100 Units.

--------------------------------------------------------------------------------



         This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of June 30, 1997 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B contains general information about the Trust.


   Please read and retain both parts of this Prospectus for future reference.

--------------------------------------------------------------------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                    Prospectus Part A dated October 31, 1997


C/M:   404000.2
                                       A-1

                                    THE TRUST

         The Trust is a unit investment trust designated Equity Securities Trust, Series 6, Signature Series, Gabelli Entertainment and Media Trust ("Media Trust" or "Trust"). The Sponsor is Reich & Tang Distributors L.P. The primary objective of the Media Trust is to seek to achieve capital appreciation. The secondary objectives of the Trust are to seek current income and growth in income with the growth in capital. Neither the Sponsor nor the Portfolio Consultant can give assurance that the Trust's objectives can be achieved. The Trust contains an underlying portfolio of equity securities consisting primarily of common stock, preferred stock, American Depositary Receipts ("ADRs") and contracts and funds for the purchase of such securities (collectively, the "Securities"), which have been purchased by the Trust based upon the recommendations of the portfolio consultant, Gabelli Funds, Inc. (the "Portfolio Consultant"). In selecting Securities for the Trust, the Portfolio Consultant normally will consider the following factors, among others: (1) the Portfolio Consultant's own evaluations of the private market value of the underlying assets and business of the issuers of the Securities; (2) the potential for capital appreciation for the Securities; (3) the prices of the Securities relative to other comparable securities; (4) the interest or dividend income generated by the Securities; (5) the management quality of the issuers of the Securities; (6) the diversification of the Trust's portfolio as to issuers' product type and geographic focus; and (7) whether the Securities are entitled to the benefits of sinking funds or other protective conditions. The Trust is concentrated in the equity securities of entertainment, media and communications companies located both within and outside the United States. All of the Securities which are issued by foreign issuers are in the form of ADRs or are listed on a U.S. stock exchange or the National Market Quotation System. There are certain risks inherent in an investment in a portfolio of domestic common stocks, preferred stock and ADRs of companies in the entertainment, media and communications industries. See "Risk Considerations" in this Part A and in Part
B. The Trust will terminate three years after the initial Date of Deposit. Upon termination, Certificateholders may elect to receive their terminating distributions in cash, in the form of in-kind distributions of the Trust's Securities or may utilize their terminating distributions to purchase units of a future series of the Trust at a reduced sales charge. See "Termination" in this Part A and "Trust Administration--Trust Termination" in Part B.

         The Portfolio Consultant is not a sponsor of the Trust. The Portfolio Consultant has been retained by the Sponsor, at its expense, to utilize its equity expertise in selecting the Securities deposited in the Trust. The Portfolio Consultant's only responsibilities with respect to the Trust, in addition to its role in portfolio selection, is to monitor the Securities in the Portfolio and make recommendations to the Sponsor in certain circumstances regarding the disposition of the Securities held by the Trust. The Sponsor is not obligated to adhere to the recommendations of the Portfolio Consultant regarding the disposition of Securities. The Sponsor has the sole authority to direct the Trustee to dispose of Securities under the Trust Agreement. See "Trust Administration--The Portfolio Consultant" in Part B for a description of the Portfolio Consultant's responsibilities.

         With the deposit of the Securities in the Trust on the initial Date of Deposit, the Sponsor established a proportionate relationship among the aggregate value of the specified Securities in the Trust. During the 90 days subsequent to the initial Date of Deposit, the Sponsor may, but is not obligated to, deposit from time to time additional Securities in the Trust ("Additional Securities"), contracts to purchase Additional Securities or cash

C/M:   404000.2
                                       A-2

(or a bank letter of credit in lieu of cash) with instructions to purchase Additional Securities, maintaining to the extent practicable the original proportionate relationship of the number of shares of each Security in the Trust portfolio, thereby creating additional Units which will be offered to the public by means of this Prospectus. These additional Units will each represent, to the extent practicable, an undivided interest in the same number and type of securities of identical issuers as are represented by Units issued on the initial Date of Deposit. It may not be possible to maintain the exact original proportionate relationship among the number of shares of Securities in the Trust portfolio on the initial Date of Deposit with the deposit of Additional Securities because of, among other reasons, purchase requirements, changes in prices, or the unavailability of Securities. Deposits of Additional Securities in the Trust subsequent to the 90-day period following the initial Date of Deposit (the "Deposit Period") must replicate exactly the proportionate relationship among the number of shares of Securities in the Trust portfolio at the end of the initial 90-day period. The number and identity of Securities in the Trust will be adjusted to reflect the disposition of Securities and/or the receipt of a stock dividend, a stock split or other distribution with respect to such Securities. Securities received in exchange for shares will be similarly treated. The portfolio of the Trust may change slightly based on such disposition and reinvestment. Substitute Securities may be acquired under specified conditions when Securities originally deposited in the Trust are unavailable (see "The TrustSubstitution of Securities" in Part B). As additional Units are issued by the Trust as a result of the deposit of Additional Securities, the aggregate value of the Securities in the Trust will be increased and the fractional undivided interest in the Trust represented by each unit will be decreased. As of the Date of Deposit, Units in the Trust represent an undivided interest in the principal and net income of the Trust in the ratio of one hundred Units for the indicated initial aggregate value of Securities in the Trust on the initial Date of Deposit as is set forth in the Summary of Essential Information (See "The Trust--Organization" in Part B) (For the specific number of Units in the Trust as of the initial Date of Deposit, see "Summary of Essential Information" in this Part A).

         The Sponsor does not make a primary over-the-counter market in any of the securities in the Trust portfolio.

                               RISK CONSIDERATIONS

         An investment in Units of the Trust should be made with an understanding of the risks inherent in any investment in the Securities including: (i) for common and preferred stocks, the risk that the financial condition of the issuers of the Securities may become impaired or that the general condition of the stock market may worsen (both of which may contribute directly to a decrease in the value of the Securities and thus in the value of the Units); and (ii) for ADRs, the risks associated with government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. (See "Risk Considerations" in Part B of this Prospectus.) The portfolio of the Trust is fixed and not "managed" by the Sponsor or the Portfolio Consultant. All the Securities in the Trust are liquidated during a 60 day period at the termination of the three year life of the Trust. Since the Trust will not sell Securities in response to ordinary market fluctuation, but only at the Trust's termination or to meet redemptions, the amount realized upon the sale of the Securities may not be the highest price attained by an individual Security during the life of the Trust.


C/M:   404000.2
                                       A-3

         The mandatory termination date of the Trust is approximately three years and 60 days from the initial Date of Deposit. It is the present intention of the Sponsor to select Securities for the Trust that will achieve growth of capital during the life of the Trust.

         In connection with the deposit of Additional Securities subsequent to the initial Date of Deposit, if cash (or a letter of credit in lieu of cash) is deposited with instructions to purchase Securities, to the extent the price of a Security increases or decreases between the deposit and the time the Security is purchased, Units may represent less or more of that Security and more or less of the other Securities in the Trust. In addition, brokerage fees incurred in purchasing Securities with cash deposited with instructions to purchase the Securities will be an expense of the Trust. Price fluctuations during the period from the time of deposit to the time the Securities are purchased, and payment of brokerage fees, will affect the value of every Certificateholder's Units and the income per Unit received by the Trust. (See "The Trust--Risk Considerations" in Part B of this Prospectus.)

         The Sponsor cannot give any assurance that the business and investment objectives of the issuers of the Securities will correspond with or in any way meet the limited term objectives of the Trust. (See "Risk Considerations" in Part B.)

                              PUBLIC OFFERING PRICE


         The Public Offering Price per 100 Units of the Trust is equal to the aggregate value of the underlying Securities (the price at which they could be directly purchased by the public assuming they were available) in the Trust divided by the number of Units outstanding times 100 plus a sales charge of 3.416% of the Public Offering Price per 100 Units or 3.537% of the net amount invested in Securities per 100 Units. (See "Summary of Essential Information.") Any cash held by the Trust will be added to the Public Offering Price. For additional information regarding the Public Offering Price, the descriptions of dividend and principal distributions, repurchase and redemption of Units and other essential information regarding the Trust, see the Summary of Essential Information for the Trust. During the initial offering period orders involving at least 10,000 Units will be entitled to a volume discount from the Public Offering Price. The Public Offering Price per Unit may vary on a daily basis in accordance with fluctuations in the aggregate value of the underlying Securities. (See "Public Offering" in Part B.) The figures above assume a purchase of 100 Units. The price of a single Unit, or any multiple thereof, is calculated by dividing the Public Offering Price per 100 Units by 100 and multiplying by the number of Units.


                                  DISTRIBUTIONS

         Distributions of dividends received, less expenses, will be made by the Trust quarterly. Distributions will be made quarterly on the 15th day of the last month of each quarter (the "Quarterly Distribution Date") to Certificateholders of record. (See "Rights of Certificateholders--Distribu tions" in Part B).

                                MARKET FOR UNITS

         The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units of the Trust after the initial public offering has been completed. The secondary market repurchase price will be based on the market value of the Securities in the Trust portfolio. (See

C/M:   404000.2
                                       A-4

"Liquidity--Sponsor Repurchase" for a description on how the secondary market repurchase price will be determined.) If a market is not maintained a Certificateholder will be able to redeem his Units with the Trustee. (See "Liquidity--Trustee Redemption" in Part B.) Some of the Securities in the Trust portfolio have been purchased in ADR form in United States dollars. However, ADRs are not necessarily listed on a national securities exchange. The principal trading market for certain other Securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for these Securities may depend on whether dealers will make a market in these Securities. There can be no assurance of the making or the maintenance of a market for any of the Securities contained in the Trust portfolio or of the liquidity of the Securities in any markets made. In addition, the Trust may be restricted under the Investment Company Act of 1940 from selling Securities to the Sponsor. The price at which the Securities may be sold to meet redemptions and the value of the Units will be adversely affected if trading markets for the Securities are limited or absent.

                             TOTAL REINVESTMENT PLAN

         Distributions from the Trust are made to Certificateholders monthly. The Certificateholder has the option, however, of either receiving his dividend check, together with any principal payments, from the Trustee or participating in a reinvestment program offered by the Sponsor in shares of The Treasurer's Fund, U.S. Treasury Money Market Portfolio (the "Fund"). Gabelli-O'Connor Fixed Income Mutual Funds Management Co. serves as the investment adviser of the Fund and GOC Fund Distributors, Inc. serves as distributor for the Fund. Participation in the reinvestment option is conditioned on the Fund's lawful qualification for sale in the state in which the Certificateholder is a resident. The Plan is not designed to be a complete investment program. See "Total Reinvestment Plan" in Part B for details on how to enroll in the Total Reinvestment Plan and how to obtain a Fund prospectus.

                                   TERMINATION

         During the 60 day period prior to the Mandatory Termination Date (the "Liquidation Period"), Securities will begin to be sold in connection with the termination of the Trust and all Securities will be sold by the Mandatory Termination Date. The Trustee may utilize the services of the Sponsor for the sale of all or a portion of the Securities in the Trust. The Sponsor will receive brokerage commissions from the Trust in connection with such sales in accordance with applicable law. The Sponsor will determine the manner, timing and execution of the sales of the underlying Securities. Certificateholders may elect one of the three options in receiving their terminating distributions. Certificateholders may elect: (1) to receive their pro rata share of the underlying Securities in kind, if they own at least 2,500 units, (2) to receive cash upon the liquidation of their pro rata share of the underlying Securities or (3) subject to the receipt by the Trust of an appropriate exemptive order from the Securities and Exchange Commission, to invest the amount of cash they would have received upon the liquidation of their pro rata share of the underlying Securities in units of a future series of the Trust (if one is offered) at a reduced sales charge. See "Trust Administration--Trust Termination" in Part B for a description of how to select a termination distribution option.

         The Sponsor will attempt to sell the Securities as quickly as it can during the Liquidation Period without, in its judgment, materially adversely affecting the market price of the Securities, but all of the Securities will

C/M:   404000.2
                                       A-5
in any event be disposed of by the end of the Liquidation Period. The Sponsor does not anticipate that the period will be longer than 60 days, and it could be as short as one day, depending on the liquidity of the Securities being sold. The liquidity of any Security depends on the daily trading volume of the Security and the amount that the Sponsor has available for sale on any particular day.

         It is expected (but not required) that the Sponsor will generally follow the following guidelines in selling the Securities: for highly liquid Securities, the Sponsor will generally sell Securities on the first day of the Liquidation Period; for less liquid Securities, on each of the first two days of the Liquidation Period, the Sponsor will generally sell any amount of any underlying Securities at a price no less than 1/2 of one point under the last closing sale price of those Securities. On each of the following two days, the price limit will increase to one point under the last closing sale price. After four days, the Sponsor intends to sell at least a fraction of the remaining underlying Securities, the numerator of which is one and the denominator of which is the total number of days remaining (including that day) in the Liquidation Period, without any price restrictions.

         During the Liquidation Period, Certificateholders who have not chosen to receive distributions-in-kind will be at risk to the extent that Securities are not sold; for this reason the Sponsor will be inclined to sell the Securities in as short a period as it can without materially adversely affecting the price of the Securities. Certificateholders should consult their own tax advisers in this regard.

C/M: 404000.2
                                       A-6



                        EQUITY SECURITIES TRUST, SERIES 6

              SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 1997


Date of Deposit*  November 16, 1995                   Minimum Principal Distribution:  $1.00
Aggregate Value of Securities....$6,099,804.14          per 100 Units.
Aggregate Value of Securities                         Liquidation Period:  Beginning 60 days
  per 100 Units..................$1,281.67              prior to the Mandatory Termination
Number of Units..................475,925                Date.
Fractional Undivided Interest                         Minimum Value of Trust:  The Trust may be
  in Trust.......................1/475925               terminated if the value of the Trust
Secondary Market Public                                 is less than 40% of the aggregate
Offering Price**                                        value of the Securities at the
  Aggregate Value of                                    completion of the Deposit Period.
    Securities in Trust..........$6,099,804.14        Mandatory Termination Date:  The earlier
  Divided By 475,925 Units                              of January 15, 1999 or the
    (times 100)..................$1,281.67              disposition of the last Security in
  Plus Sales Charge of 3.416%                           the Trust.
    of Public Offering Price                         Trustee***: The Chase Manhattan Bank.
    per 100 units................$45.33                Trustee's Annual Fee:  $.83 per 100 Units
    Public Offering Price per                          outstanding.
    100 Units....................$1,327.00             Portfolio Consultant:  Gabelli Funds,
Sponsor's Repurchase Price and                         Inc.
    Redemption Price per 100                         Other Annual Fees and Expenses:  $.09 per
    Units........................$1,281.67             100 Units outstanding.
Excess of Secondary Market                           Sponsor:  Reich & Tang Distributors L.P.
    Public Offering Price Over                       Sponsor's Annual Fee:  Maximum of $.25
    Redemption Price per 100                           per 100 Units outstanding (see "Trust
    Units........................$45.33              Expenses and Charges" in Part B).
Evaluation Time:  4:00 p.m. New York Time.           Record date:  1st day of the last month
                                                       of each quarter.
                                                     Dividend distribution date:  15th day of
                                                       the last month of each quarter.


---------------------------


    * The business day prior to the initial Date of Deposit. The initial Date of Deposit is the date on which the Trust Agreement was signed and the deposit of Securities with the Trustee made.
   ** For information regarding offering price per unit and applicable sales charge under the Total Reinvestment Plan, see the "Total Reinvestment Plan" in Part B of this Prospectus.
  *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10004 and its unit investment trust office at 4 New York Plaza, New York, New York 10003 (Tel. No. 1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.



C/M: 404000.2
                                       A-7

               INFORMATION REGARDING THE TRUST AS OF JUNE 30, 1997




Description of Portfolio*


Number of Issues:  62 (60 issuers)
Domestic Issuers:  48 (72.57% of the
  aggregate value of securities)
Foreign Issuers:  14 (27.43% of the
  aggregate value of securities)
(NYSE 68.63%; AMEX 5.54%; Over the Counter
  25.83%) Common Stocks 75.24%
ADRs 24.76%



Percent of Issues by Industry:


Broadcasting (6.98%)
Cable (7.80%)
Other Media (18.21%)
Publishing/Entertainment (33.09%)
Telecommunications (33.92%)



Percentage of Portfolio by Country of Organization or Principal Place of Business of Issuers:


  Bermuda          1.28%     Mexico                    4.85%
  Brazil           5.69%     Netherlands                .67%
  Hong Kong        1.62%     Spain                     2.41%
  Japan            3.38%     United Kingdom            4.20%
  Luxembourg       1.40%     United States            74.50%
--------
* For Changes in the Trust Portfolio from July 1, 1997 to September 15, 1997 see Schedule A on pages A-10 through A-16.


C/M: 404000.2
                                       A-8

                      FINANCIAL AND STATISTICAL INFORMATION


Selected data for each Unit outstanding for the periods listed below:

                                                                   Distribu-
                                                                   tions of
                                                                   Principal
                                                                    During
                               Net Asset*    Distributions of        the
                 Units Out-      Value       Income During the     Period
Period Ended      standing      Per Unit     Period (per Unit)    (Per Unit)
------------     ----------    ----------    ------------------   ----------


June 30, 1996    624,127       $10.58                  -0-          $0.03
June 30, 1997    475,925        12.88                  -0-           -0-


--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

C/M: 404000.2
                                       A-9

                                   SCHEDULE A



     Changes in the Trust Portfolio:


     On August 1, 1997, 29 shares ($3,579.10) of BHC Communications, Inc. held by the Trust (Portfolio no. 1) were sold.

     On August 1, 1997, 65 shares ($3,291.70) of Chris-Craft Industries, Inc. held by the Trust (Portfolio no. 2) were sold.

     On August 1, 1997, 149 shares ($3,770.30) of Scandinavian Broadcasting Systems held by the Trust (Portfolio no. 3) were sold.

     On August 1, 1997, 250 shares ($5,591.60) of Comcast Corporation held by the Trust (Portfolio no. 4) were sold.

     On August 1, 1997, 113 shares ($4,024.60) of Media General, Inc. held by the Trust (Portfolio no. 5) were sold.

     On August 1, 1997, 102 shares ($2,198.50) of NTL Incorporated held by the Trust (Portfolio no. 6) were sold.

     On August 1, 1997, 54 shares ($2,951.50) of NYNEX Corp. held by the Trust (Portfolio no. 7) were sold.

     On August 1, 1997, 17 shares ($101.80) of TCI Satellite Entertainment held by the Trust (Portfolio no. 8) were sold.

     On August 1, 1997, 153 shares ($3,842.80) of Telecommunications, Inc. Series A held by the Trust (Portfolio no. 9) were sold.

     On August 1, 1997, 175 shares ($2,787.60) of Telecommunications, Inc. Series A held by the Trust (Portfolio no. 9) were sold.

     On August 1, 1997, 82 shares ($5,212.30) of America Online held by the Trust (Portfolio no. 10) were sold.

     On August 1, 1997, 30 shares ($652.40) of Broderbund Software, Inc. held by the Trust (Portfolio no. 11) were sold.

     On August 1, 1997, 116 shares ($2,688.70) of Central European Media Enterprises held by the Trust (Portfolio no. 12) were sold.

     On August 1, 1997, 125 shares ($3,038.00) of CUC International held by the Trust (Portfolio no. 13) were sold.

     On August 1, 1997, 40 shares ($1,484.90) of H&R Block Inc. held by the Trust (Portfolio no. 14) were sold.

     On August 1, 1997, 72 shares ($7,409.70) of IBM held by the Trust (Portfolio no. 15) were sold.

     On August 1, 1997, 112 shares ($9,777.80) of Intel Corporation held by the Trust (Portfolio no. 16) were sold.

     On August 1, 1997, 99 shares ($13,782.60) of Microsoft Corporation held by the Trust (Portfolio no. 17) were sold.




C/M: 404000.2
                                      A-10

     On August 1, 1997, 97 shares ($736.70) of Novell held by the Trust (Portfolio no. 18) were sold.

     On August 1, 1997, 58 shares ($1,775.60) of Pan Am Sat Corp. held by the Trust (Portfolio no. 19) were sold.

     On August 1, 1997, 187 shares ($851.70) of Spectrum Holobyte Inc. held by the Trust (Portfolio no. 20) were sold.

     On August 1, 1997, 87 shares ($1,763.00) of AMC Entertainment held by the Trust (Portfolio no. 21) were sold.

     On August 1, 1997, 364 shares ($2,840.90) of American Media Inc. held by the Trust (Portfolio no. 22) were sold.

     On August 1, 1997, 175 shares ($6,429.70) of BET Holdings held by the Trust (Portfolio no. 23) were sold.

     On August 1, 1997, 111 shares ($2,517.30) of Gaylord Entertainment Company held by the Trust (Portfolio no. 24) were sold.

     On August 1, 1997, 52 shares ($2,155.90) of GC Companies, Inc. held by the Trust (Portfolio no. 25) were sold.

     On August 1, 1997, 173 shares ($5,934.50) of International Family Entertainment, Inc. held by the Trust (Portfolio no. 26) were sold.

     On August 1, 1997, 83 shares ($4,062.20) of Knight Ridder held by the Trust (Portfolio no. 27) were sold.

     On August 1, 1997, 197 shares ($5,452.70) of Meredith Corporation by the Trust (Portfolio no. 29) were sold.

     On August 1, 1997, 102 shares ($5,072.00) of Pulitzer Publishing Company held by the Trust (Portfolio no. 30) were sold.

     On August 1, 1997, 39 shares ($1,349.90) of Scholastic Corp. held by the Trust (Portfolio no. 31) were sold.

     On August 1, 1997, 97 shares ($3,719.30) of Seagram's Ltd. held by the Trust (Portfolio no. 32) were sold.

     On August 1, 1997, 153 shares ($8,260.50) of Time Warner Inc. held by the Trust (Portfolio no. 33) were sold.

     On August 1, 1997, 128 shares ($3,822.90) of Viacom Inc. held by the Trust (Portfolio no. 34) were sold.

     On August 1, 1997, 118 shares ($3,878.20) of AirTouch Communications, Inc. held by the Trust (Portfolio no. 36) were sold.

     On August 1, 1997, 53 shares ($1,627.90) of AirTouch Communications, Inc. held by the Trust (Portfolio no. 37) were sold.

     On August 1, 1997, 34 shares ($1,816.60) of AirTouch Communications, Inc. held by the Trust (Portfolio no. 38) were sold.



C/M: 404000.2
                                      A-11

     On August 1, 1997, 89 shares ($3,255.60) of AT&T Corp. held by the Trust (Portfolio no. 39) were sold.

     On August 1, 1997, 223 shares ($6,660.20) of BCE Inc. held by the Trust (Portfolio no. 40) were sold.

     On August 1, 1997, 69 shares ($3,214.90) of Bell South Corp. held by the Trust (Portfolio no. 41) were sold.

     On August 1, 1997, 189 shares ($2,987.00) of Centennial Cellular Corp. held by the Trust (Portfolio no. 42) were sold.

     On August 1, 1997, 58 shares ($2,098.30) of Century Telephone Enterprises, Inc. held by the Trust (Portfolio no. 43) were sold.

     On August 1, 1997, 66 shares ($3,045.60) of GTE Corporation held by the Trust (Portfolio no. 44) were sold.

     On August 1, 1997, 56 shares ($4,289.80) of Motorola, Inc. held by the Trust (Portfolio no. 46) were sold.

     On August 1, 1997, 70 shares ($3,414.80) of Sprint Corporation held by the Trust (Portfolio no. 48) were sold.

     On August 1, 1997, 116 shares ($1,789.80) of Telecommunications International, Inc. held by the Trust (Portfolio no. 49) were sold.

     On August 1, 1997, 86 shares ($3,118.50) of US West held by the Trust (Portfolio no. 50) were sold.

     On August 1, 1997, 216 shares ($6,221.60) of Grupo Televisa S.A. held by the Trust (Portfolio no. 51) were sold.

     On August 1, 1997, 237 shares ($4,427.00) of News Corporation Limited held by the Trust (Portfolio no. 52) were sold.

     On August 1, 1997, 29 shares ($1,456.70) of PolyGram NV held by the Trust (Portfolio no. 53) were sold.

     On August 1, 1997, 46 shares ($2,951.90) of Reuters Holdings P.L.C. held by the Trust (Portfolio no. 54) were sold.

     On August 1, 1997, 53 shares ($5,334.50) of Sony Corp. held by the Trust (Portfolio no. 55) were sold.

     On August 1, 1997, 135 shares ($4,040.40) of Cable and Wireless plc held by the Trust (Portfolio no. 56) were sold.

     On August 1, 1997, 164 shares ($4,129.30) of Hong Kong Telecom held by the Trust (Portfolio no. 57) were sold.

     On August 1, 1997, 67 shares ($3,418.60) of Nippon Telegraph & Telephone held by the Trust (Portfolio no. 58) were sold.

     On August 1, 1997, 89 shares ($13,423.50) of Telecommunicacoes Brasilerias S.A. held by the Trust (Portfolio no. 59) were sold.


C/M: 404000.2
                                      A-12

     On August 1, 1997, 66 shares ($5,235.90) of Telefonica de Espana held by the Trust (Portfolio no. 60) were sold.

     On August 1, 1997, 103 shares ($5,400.10) of Telefonos De Mexico S.A. held by the Trust (Portfolio no. 61) were sold.

     On August 4, 1997, 108 shares ($8,706.40) of Walt Disney Company held by the Trust (Portfolio no. 35) were sold.

     On August 4, 1997, 29 shares ($2,420.90) of Lucent Technologies held by the Trust (Portfolio no. 45) were sold.

     On August 4, 1997, 5 shares ($134.60) of NCR Corporation held by the Trust (Portfolio no. 47) were sold.

     On August 4, 1997, 67 shares ($3,301.30) of Voda Fone Group plc held by the Trust (Portfolio no. 62) were sold.

     On August 26, 1997, 12 shares ($1,461.70) of BHC Communications, Inc. held by the Trust (Portfolio no. 1) were sold.

     On August 26, 1997, 27 shares ($1,316.30) of Chris-Craft Industries, Inc. held by the Trust (Portfolio no. 2) were sold.

     On August 26, 1997, 63 shares ($1,638.60) of Scandinavian Broadcasting Systems held by the Trust (Portfolio no. 3) were sold.

     On August 26, 1997, 106 shares ($2,470.20) of Comcast Corporation held by the Trust (Portfolio no. 4) were sold.

     On August 26, 1997, 48 shares ($1,739.90) of Media General, Inc. held by the Trust (Portfolio no. 5) were sold.

     On August 26, 1997, 43 shares ($901.40) of NTL Incorporated held by the Trust (Portfolio no. 6) were sold.

     On August 26, 1997, 7 shares ($32.60) of TCI Satellite Entertainment held by the Trust (Portfolio no. 8) were sold.

     On August 26, 1997, 64 shares ($1,620.90) of Telecommunications, Inc. Series A held by the Trust (Portfolio no. 9) were sold.

     On August 26, 1997, 74 shares ($1,330.80) of Telecommunications, Inc. Series A held by the Trust (Portfolio no. 9) were sold.

     On August 26, 1997, 35 shares ($2,353.90) of America Online held by the Trust (Portfolio no. 10) were sold.

     On August 26, 1997, 12 shares ($268.40) of Broderbund Software, Inc. held by the Trust (Portfolio no. 11) were sold.

     On August 26, 1997, 49 shares ($1,179.30) of Central European Media Enterprises held by the Trust (Portfolio no. 12) were sold.

     On August 26, 1997, 53 shares ($1,316.50) of CUC International held by the Trust (Portfolio no. 13) were sold.


C/M: 404000.2
                                      A-13

     On August 26, 1997, 17 shares ($667.10) of H&R Block Inc. held by the Trust (Portfolio no. 14) were sold.

     On August 26, 1997, 30 shares ($3,172.30) of IBM held by the Trust (Portfolio no. 15) were sold.

     On August 26, 1997, 47 shares ($4,643.70) of Intel Corporation held by the Trust (Portfolio no. 16) were sold.

     On August 26, 1997, 42 shares ($5,765.00) of Microsoft Corporation held by the Trust (Portfolio no. 17) were sold.

     On August 26, 1997, 41 shares ($318.10) of Novell held by the Trust (Portfolio no. 18) were sold.

     On August 26, 1997, 79 shares ($370.10) of Spectrum Holobyte Inc. held by the Trust (Portfolio no. 20) were sold.

     On August 26, 1997, 37 shares ($692.60) of AMC Entertainment held by the Trust (Portfolio no. 21) were sold.

     On August 26, 1997, 154 shares ($1,307.80) of American Media Inc. held by the Trust (Portfolio no. 22) were sold.

     On August 26, 1997, 74 shares ($2,917.10) of BET Holdings held by the Trust (Portfolio no. 23) were sold.

     On August 26, 1997, 47 shares ($1,083.50) of Gaylord Entertainment Company held by the Trust (Portfolio no. 24) were sold.

     On August 26, 1997, 22 shares ($851.20) of GC Companies, Inc. held by the Trust (Portfolio no. 25) were sold.

     On August 26, 1997, 73 shares ($2,526.20) of International Family Entertainment, Inc. held by the Trust (Portfolio no. 26) were sold.

     On August 26, 1997, 35 shares ($1,774.30) of Knight Ridder held by the Trust (Portfolio no. 27) were sold.

     On August 26, 1997, 83 shares ($2,438.60) of Meredith Corporation by the Trust (Portfolio no. 29) were sold.

     On August 26, 1997, 43 shares ($2,239.70) of Pulitzer Publishing Company held by the Trust (Portfolio no. 30) were sold.

     On August 26, 1997, 16 shares ($512.90) of Scholastic Corp. held by the Trust (Portfolio no. 31) were sold.

     On August 26, 1997, 41 shares ($1,443.00) of Seagram's Ltd. held by the Trust (Portfolio no. 32) were sold.

     On August 26, 1997, 65 shares ($3,454.20) of Time Warner Inc. held by the Trust (Portfolio no. 33) were sold.

     On August 26, 1997, 54 shares ($1,621.80) of Viacom Inc. held by the Trust (Portfolio no. 34) were sold.


C/M: 404000.2
                                      A-14

     On August 26, 1997, 45 shares ($3,517.30) of Walt Disney Company held by the Trust (Portfolio no. 35) were sold.

     On August 26, 1997, 50 shares ($1,744.30) of AirTouch Communications, Inc. held by the Trust (Portfolio no. 36) were sold.

     On August 26, 1997, 22 shares ($713.70) of AirTouch Communications, Inc. held by the Trust (Portfolio no. 37) were sold.

     On August 26, 1997, 14 shares ($761.90) of AirTouch Communications, Inc. held by the Trust (Portfolio no. 38) were sold.

     On August 26, 1997, 38 shares ($1,493.00) of AT&T Corp. held by the Trust (Portfolio no. 39) were sold.

     On August 26, 1997, 94 shares ($2,669.70) of BCE Inc. held by the Trust (Portfolio no. 40) were sold.

     On August 26, 1997, 29 shares ($1,311.70) of Bell South Corp. held by the Trust (Portfolio no. 41) were sold.

     On August 26, 1997, 80 shares ($1,214.90) of Centennial Cellular Corp. held by the Trust (Portfolio no. 42) were sold.

     On August 26, 1997, 24 shares ($883.40) of Century Telephone Enterprises, Inc. held by the Trust (Portfolio no. 43) were sold.

     On August 26, 1997, 28 shares ($1,272.90) of GTE Corporation held by the Trust (Portfolio no. 44) were sold.

     On August 26, 1997, 12 shares ($983.20) of Lucent Technologies held by the Trust (Portfolio no. 45) were sold.

     On August 26, 1997, 23 shares ($1,809.10) of Motorola, Inc. held by the Trust (Portfolio no. 46) were sold.

     On August 26, 1997, 2 shares ($53.90) of NCR Corporation held by the Trust (Portfolio no. 47) were sold.

     On August 26, 1997, 30 shares ($1,413.70) of Sprint Corporation held by the Trust (Portfolio no. 48) were sold.

     On August 26, 1997, 49 shares ($817.90) of Telecommunications International, Inc. held by the Trust (Portfolio no. 49) were sold.

     On August 26, 1997, 36 shares ($1,325.90) of US West held by the Trust (Portfolio no. 50) were sold.

     On August 26, 1997, 92 shares ($3,078.30) of Grupo Televisa S.A. held by the Trust (Portfolio no. 51) were sold.

     On August 26, 1997, 100 shares ($1,736.60) of News Corporation Limited held by the Trust (Portfolio no. 52) were sold.

     On August 26, 1997, 12 shares ($637.40) of PolyGram NV held by the Trust (Portfolio no. 53) were sold.


C/M: 404000.2
                                      A-15

     On August 26, 1997, 19 shares ($1,132.00) of Reuters Holdings P.L.C. held by the Trust (Portfolio no. 54) were sold.

     On August 26, 1997, 22 shares ($2,107.90) of Sony Corp. held by the Trust (Portfolio no. 55) were sold.

     On August 26, 1997, 57 shares ($1,559.50) of Cable and Wireless plc held by the Trust (Portfolio no. 56) were sold.

     On August 26, 1997, 69 shares ($1,559.00) of Hong Kong Telecom held by the Trust (Portfolio no. 57) were sold.

     On August 26, 1997, 28 shares ($1,377.90) of Nippon Telegraph & Telephone held by the Trust (Portfolio no. 58) were sold.

     On August 26, 1997, 37 shares ($4,575.10) of Telecommunicacoes Brasilerias S.A. held by the Trust (Portfolio no. 59) were sold.

     On August 26, 1997, 28 shares ($2,168.90) of Telefonica de Espana held by the Trust (Portfolio no. 60) were sold.

     On August 26, 1997, 43 shares ($2,231.60) of Telefonos De Mexico S.A. held by the Trust (Portfolio no. 61) were sold.

     On August 26, 1997, 28 shares ($1,447.90) of Voda Fone Group plc held by the Trust (Portfolio no. 62) were sold.

     On August 27, 1997, 24 shares ($764.90) of Pan Am Sat Corp. held by the Trust (Portfolio no. 19) were sold.

     On August 27, 1997, 18 shares ($1,295.50) of Bell South Corp. held by the Trust (Portfolio no. 41) were sold.




C/M: 404000.2
                                      A-16








409401.1

                        Report of Independent Accountants

To the Sponsor, Trustee and Certificateholders of
Equity Securities Trust Series 6, Signature Series,
Gabelli Entertainment and Media Trust


In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Equity Securities Trust, Series 6, Signature Series, Gabelli Entertainment and Media Trust (the "Trust") at June 30, 1997, the results of its operations, the changes in its net assets and the financial highlights for each of the periods then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1997 by correspondence with the Trustee, provide a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP
Boston, MA  02110
September 15, 1997



647247.1

            Equity Securities Trust, Series 6, Signature Series,
            Gabelli Entertainment and Media Trust
            Portfolio
            June 30, 1997
            ----------------------------------------------------


  Portfolio        Number of                                                            Market
     No.             Shares                                 Name of Issuer            Value (4)


Common Stock 75.24%(1)


                                  Broadcasting 4.20%
             1                739 BHC Communications, Inc.                                     $88,357
             2              1,678 Chris-Craft Industries, Inc.                                  80,963
             3              3,800 Scandinavian Broadcasting Systems                             84,550
                                                                                  --------------------
                                                                                               253,870
                                                                                  --------------------
                                  Cable 7.80%
             4              6,373 Comcast Corporation                                          133,435
             5              2,886 Media General, Inc.                                          108,586
             6              2,604 NTL Incorporated(2)                                           64,774
             7              1,391 NYNEX Corp.                                                   80,156
             8                449 TCI Satellite Entertainment(2)                                 3,536
             9              4,476 Telecommunications, Inc. Series A(2)                          81,127
                                                                                  --------------------
                                                                                               471,614
                                                                                  --------------------
                                  Other Media 18.21%
            10              2,113 America Online                                              117,404
            11                774 Broderbund Software, Inc.                                     19,108
            12              2,972 Central European Media Enterprises                            77,272
            13              3,198 CUC International(2)                                          81,749
            14              1,000 H&R Block Inc.                                                32,250
            15              1,857 IBM                                                          167,478
            16              1,434 Intel Corporation                                            203,359
            17              2,536 Microsoft Corporation                                        320,487
            18              2,483 Novell                                                        17,226
            19              1,405 Pan Am Sat Corp.(2)                                           41,623
            20              4,771 Spectrum Holobyte Inc.                                        23,259
                                                                                  --------------------
                                                                                             1,101,215
                                                                                  --------------------
                                  Publishing/Entertainment 27.26%
            21              2,226 AMC Entertainment                                             40,903
            22              9,292 American Media Inc.                                           64,463
            23              4,462 BET Holdings                                                 145,573
            24              2,843 Gaylord Entertainment Company                                 65,744


            Equity Securities Trust, Series 6, Signature Series,
            Gabelli Entertainment and Media Trust
            Portfolio
            June 30, 1997
            ----------------------------------------------------

   See accompanying footnotes to portfolio and notes to financial statements.

            25              1,328 GC Companies, Inc.                                           $61,088
            26              4,422 International Family Entertainment, Inc.                     152,006
            27              2,116 Knight Ridder                                                103,816
            28              3,905 Liberty Media Group                                           92,744
            29              5,023 Meredith Corporation                                         145,667
            30              2,623 Pulitzer Publishing Company                                  139,019
            31              1,001 Scholastic Corp.                                              35,035
            32              2,483 Seagram's Ltd.                                               99,320
            33              3,911 Time Warner Inc.                                             188,706
            34              3,270 Viacom Inc.                                                   97,078
            35              2,760 Walt Disney Company                                          217,695
                                                                                   -------------------
                                                                                             1,648,857
                                                                                   -------------------
                                  Telecommunications 17.77%
            36              3,024 AirTouch Communications, Inc.                                 82,782
            37              1,365 AirTouch Communications, Inc., Preferred B(2)                 38,902
            38                877 AirTouch Communications, Inc., Preferred C(2)                 42,096
            39              2,285 AT&T Corp.                                                    79,975
            40              5,688 BCE Inc.                                                     159,264
            41              1,761 Bell South Corp.                                              81,336
            42              4,827 Centennial Cellular Corp.                                     76,629
            43              1,498 Century Telephone Enterprises, Inc.                           50,370
            44              1,686 GTE Corporation                                               73,868
            45                743 Lucent Technologies(2)                                        53,542
            46              1,439 Motorola, Inc.                                               109,364
            47                149 NCR Corporation(2)                                             4,433
            48              1,807 Sprint Corporation                                            94,416
            49              2,973 Telecommunications International, Inc.                        45,896
            50              2,195 US West                                                       82,450
                                                                                   -------------------
                                                                                             1,075,323
                                                                                   -------------------
                                  Total Common Stock                                         4,550,879
                                                                                   -------------------


   See accompanying footnotes to portfolio and notes to financial statements.




647247.1



            Equity Securities Trust, Series 6, Signature Series,
            Gabelli Entertainment and Media Trust
            Portfolio
            June 30, 1997


ADRs 24.76%(1)

                                  Broadcasting 2.78%
            51              5,529 Grupo Televisa S.A.                                         $167,943
                                                                                  --------------------
                                                                                               167,943
                                                                                  --------------------


                                  Publishing/Entertainment 5.83%
            52              6,048 News Corporation Limited                                     116,424
            53                757 PolyGram NV                                                   40,689
            54              1,187 Reuters Holdings P.L.C.                                       74,781
            55              1,372 Sony Corp.                                                   120,565
                                                                                  --------------------
                                                                                               352,459
                                                                                  --------------------
                                  Telecommunications 16.15%
            56              3,444 Cable and Wireless plc                                        96,001
            57              4,201 Hong Kong Telecom                                             98,198
            58              1,722 Nippon Telegraph & Telephone                                  83,948
            59              2,268 Telecommunicacoes Brasilerias S.A.                           344,169
            60              1,696 Telefonica de Espana                                         145,962
            61              2,630 Telefonos De Mexico S.A.                                     125,583
            62              1,714 Voda Fone Group plc                                           83,022
                                                                                  --------------------
                                                                                               976,883
                                                                                  --------------------
                                  Total ADRs                                                 1,497,285
                                  Total Investments (Cost $4,854,242(3))          --------------------
                                                                                            $6,048,164
                                                                                  --------------------









   See accompanying footnotes to portfolio and notes to financial statements.


647247.1

Equity Securities Trust, Series 6, Signature Series,
Gabelli Entertainment and Media Trust
Footnotes to Portfolio
--------------------------------------------------------------------------------


         (1)      Based on total market value of portfolio.

         (2) Represent securities not acquired in the initial offering period. Securities were received as a result of corporate actions (merger, spin-off or name change).

         (3) See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale of a security.

         (4) At June 30, 1997, the net unrealized appreciation of all securities was comprised of the following:



                    Gross unrealized appreciation              $1,422,446

                    Gross unrealized depreciation
                                                                 (228,524)
                                                              ------------------

                    Net unrealized appreciation                $1,193,922
                                                              ==================


























647247.1

   The accompanying notes form an integral part of the financial statements.

Equity Securities Trust, Series 6, Signature Series,
Gabelli Entertainment and Media Trust
Statement of Net Assets
June 30, 1997
--------------------------------------------------------------------------------





Investments in Securities,
  at Market Value (Cost $4,854,242)                   $6,048,164
                                                      ----------

Other Assets
  Cash                                                    54,540
  Dividend Receivable                                      4,799
  Organizational Costs                                    21,960
                                                      ----------
    Total Other Assets                                    81,299
                                                      ----------

Liabilities
  Accrued Expenses                                            53
                                                      ----------
    Total Liabilities                                         53
                                                      ----------

Excess of Other Assets over Total Liabilities             81,246
                                                      ----------

Net Assets (475,925 Units of Fractional Undivided
Interest Outstanding, $12.88 per Unit)                $6,129,410
                                                      ==========



    The accompanying notes form an integral part of the Financial statements.

Equity Securities Trust, Series 6, Signature Series,
Gabelli Entertainment and Media Trust

Statement of Operations
--------------------------------------------------------------------------------




                                        For the       November 16, 1995
                                       Year Ended    (Date of Inception)
                                      June 30, 1997   to June 30,1996

Investment Income
  Dividends                               $52,469         $26,163
                                       ----------        --------

Expenses
  Trustee's Fees                           18,444           1,532
  Sponser's Advisory Fee                    1,245              59
  Amortization of Organizational Costs      8,640           5,400
                                       ----------        --------


    Total Expenses                         28,329           6,991
                                       ----------        --------


  Net Investment Income                    24,140          19,172
                                       ----------        --------


Realized and Unrealized Gain (Loss)
  Realized Gain (Loss) on
    Investments                           168,289             (30)

  Change in Unrealized Appreciation
    (Depreciation) on Investments         928,239         265,683
                                       ----------        --------


  Net Gain on Investments               1,096,528         265,653
                                       ----------        --------

  Net Increase in Net Assets
    Resulting From Operations          $1,120,668        $284,825
                                       ==========        ========


    The accompanying notes form an integral part of the financial statements.

Equity Securities Trust, Series 6, Signature Series,
Gabelli Entertainment and Media Trust
Statement of Changes in Net Assets
--------------------------------------------------------------------------------





                                             For the      November 16, 1995
                                           Year Ended    (Date of Inception)
                                          June 30, 1997    to June 30,1996

Operations
  Net Investment Income                     $24,140        $19,172
  Realized Gain (Loss)
    on Investments                          168,289            (30)
  Change in Unrealized Appreciation
    (Depreciation) on Investments           928,239        265,683
                                         ----------     ----------

  Net Increase (Decrease) in Net Assets
    Resulting From Operations             1,120,668        284,825
                                         ----------     ----------

Distributions to Certificateholders
  Investment Income                              32           ----
  Principal                                    ----         10,579

Redemptions
  Principal                               1,592,056           ----
                                         ----------     ----------

    Total Distributions
      and Redemptions                     1,592,088         10,579
                                         ----------     ----------

    Total Increase (Decrease)              (471,420)       274,246

Cost of Additional Units Acquired
    During the Offering Period                 ----      6,126,632

Net Assets
  Beginning of Year                       6,600,830        199,952
                                         ----------     ----------

  End of Year (Including
    Undistributed Net Investment
    Income of $43,280 and
    $19,172, Respectively)               $6,129,410     $6,600,830
                                         ==========     ==========

    The accompanying notes form an integral part of the financial statements.

Equity Securities Trust, Series 6, Signature Series,
Gabelli Entertainment and Media Trust
Notes to Financial Statements
--------------------------------------------------------------------------------

1.       Organization

         Equity Securities Trust, Series 6, Signature Series, Gabelli Entertainment and Media Trust (the "Trust") was organized on November 16, 1995 by Reich & Tang Distributors L.P. (the "Sponsor") under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. On November 16, 1995 (date of initial deposit), the Trust had 20,806 units outstanding. During the period from November 16, 1995 to June 28, 1996 (the offering period), the Trust issued an additional 603,321 units, bringing total units issued to 624,127. The primary objective of the Trust is to seek to achieve capital appreciation. The secondary objective of the Trust is current income.

2.       Summary of Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. Dividend income is recognized as of the ex-dividend date.

         Security Valuation
         Investments are carried at market value which is determined by Chase Manhattan Bank (the "Trustee") based upon the closing bid prices for the securities at the end of the year, which approximates the fair value of the securities at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost and market value is reflected as unrealized appreciation depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of specific identification of the securities sold or redeemed. Organizational costs incurred by the Trust of $36,000 have been capitalized and are being amortized over the life of the Trust, which is scheduled to terminate no later than January 15, 1999.

Equity Securities Trust, Series 6, Signature Series,
Gabelli Entertainment and Media Trust
Notes to Financial Statements
--------------------------------------------------------------------------------

3.       Income Taxes

         No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.       Trust Administration

         The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

         The Trust Indenture and Agreement provides for income distributions as often as quarterly (depending upon the distribution plan elected by the Certificateholders).

         The Trust Indenture and Agreement further requires that principal received from the disposition of securities, other than those securities sold in connection with the redemption of units, be distributed to Certificateholders.

         The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the year ended June 30, 1997, 148,202 units were redeemed. No units were redeemed in the period from November 16, 1995 to June 30, 1996.

         The Trust pays an annual fee for trustee services rendered by the Trustee of $.83 per 100 units outstanding. In addition, a maximum fee of $.25 per 100 units outstanding is paid to the Sponsor. For the year ended June 30, 1997, and the period from November 16, 1995 to June 30, 1996, the "Trustee's Fees" are comprised of Trustee fees of $1,841 and $1,490 and other expenses of $16,603 and $42, respectively. The other expenses include professional, printing and miscellaneous fees.

Equity Securities Trust, Series 6, Signature Series,
Gabelli Entertainment and Media Trust
Notes to Financial Statements
--------------------------------------------------------------------------------

5.      Net Assets

        At June 30, 1997, the net assets of the Trust represented the interest of Certificateholders as follows:

        Original cost to Certificateholders              $208,066
        Less Initial Gross Underwriting Commission          8,114
                                                       ----------
                                                          199,952

        Cost of Additional Units Acquired during the
           Offering Period to Certificateholders        6,378,514
        Less Gross Underwriting Commission                251,882
                                                       ----------
                                                        6,326,584

        Accumulated Cost of Securities Sold             1,472,342
        Net Unrealized Appreciation                     1,193,922
        Undistributed Net Investment Income                43,280
        Undistributed Proceeds From Investments            37,966
                                                       ----------

        Total                                          $6,129,410
                                                       ==========


        The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 624,127 units of fractional undivided interest of the Trust as of June 28, 1996.

6.      Concentration of Credit Risk

        Since the Trust invests a portion of its assets in equity securities in the entertainment, media and communications industries, it may be affected by the risks inherent in any investment in the securities including: (i) for common and preferred stocks, the risk that the financial condition of the issuers of the securities may become impaired or that the general condition of the stock market may worsen (both of which may contribute directly to a decrease in the value of the securities and thus in the value of the units); and (ii) for ADRs, the risks associated with government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

        Since the Trust contains common stocks of both foreign and domestic issuers, an investment in units of the Trust should be made with an understanding of the risks inherent in any investment in common stocks including the risk that the financial condition of the issuers of the securities may become impaired or that the general condition of the stock market may worsen (both of which may contribute directly to a decrease in the value of the securities and thus in the value of the units).

Equity Securities Trust, Series 6, Signature Series,
Gabelli Entertainment and Media Trust
Notes to Financial Statements
--------------------------------------------------------------------------------

         The risks of investing in the entertainment and media industry are largely the same as investing in the communications industry except that such industries are subject to less federal and state regulation. Additional risks particular to the entertainment and media industry involve a greater price volatility for the overall market, rapid obsolescence of entertainment products and services resulting from changing consumer tastes, intense competition and strong market reactions to technological developments throughout the industry.

         The Trust may also invest its assets in the communications industry and, as a result, the value of the units of the Trust may be susceptible to factors affecting the communications industry. The communications industry is subject to government regulation and the products and services of communications companies may be subject to rapid obsolescence. These factors could affect the value of the Trust's units.

Equity Securities Trust, Series 6, Signature Series,
Gabelli Entertainment and Media Trust
Notes to Financial Statements
--------------------------------------------------------------------------------

7. Financial Highlights (per unit)* Selected data for a unit of the Trust outstanding:

                                                 For the      November 16, 1995
                                                year ended   (Date of Inception)
                                               June 30, 1997  to June 30, 1996

         Net Asset Value, Beginning of Period**      $10.58         $9.61
                                                     ------        ------

           Dividend Income                              .10           .08
           Expenses                                    (.05)         (.02)
                                                     ------        ------
           Net Investment Income                        .05           .06
                                                     ------        ------
           Net Gain or Loss on Investments(1)          2.25           .94
                                                     ------        ------

         Total from Investment Operations              2.30          1.00
                                                     ------        ------

         Less Distributions
           to Certificateholders
             Principal                                 --             .03
                                                     ------        ------

         Total Distributions                           --             .03
                                                     ------        ------

         Net Asset Value, End of Period**            $12.88        $10.58
                                                     ======        ======



 (1) Net gain or loss on investments is a result of changes in outstanding units since July 1, 1996 and November 16, 1995 (date of inception) through June 30, 1996, respectively, and the dates of net gain and loss on investments.



----------
     * Unless otherwise stated, based upon average units outstanding during the year of 550,026 ([624,127 + 475,925]/2) for 1997 and of 322,467
         ([20,806 + 624,127]/2) for 1996.

    **   Based upon actual units outstanding



647247.1

                   Note: Part B of This Prospectus May Not Be
                        Distributed Unless Accompanied By
                                     Part A


                    Please Read and Retain Both Parts of This
                        Prospectus for Future Reference.

                             EQUITY SECURITIES TRUST
                                    SERIES 6

                                PROSPECTUS PART B



                             Dated: October 31, 1997


                                    THE TRUST


Organization
------------

         "Equity Securities Trust, Series 6, Signature Series, Gabelli Entertainment and Media Trust" (the "Trust") consists of a "unit investment trust" designated as set forth in Part A. The Trust was created under the laws of the State of New York pursuant to a Trust Indenture and Agreement (the "Trust Agreement"), dated the initial Date of Deposit, among Reich & Tang Distributors L.P., as Sponsor, and The Chase Manhattan Bank, as Trustee.

         On the initial Date of Deposit, the Sponsor deposited with the Trustee common stock, preferred stock, and American Depositary Receipts ("ADRs") including funds and delivery statements relating to contracts for the purchase of certain such securities (collectively, the "Securities") with an aggregate value as set forth in Part A and cash or an irrevocable letter of credit issued by a major commercial bank in the amount required for such purchases. Thereafter the Trustee, in exchange for the Securities so deposited, delivered to the Sponsor the Certificates evidencing the ownership of all Units of the Trust. The Sponsor has a limited right to substitute other securities in the Trust portfolio in the event of a failed contract. See "The Trust--Substitution of Securities." The Sponsor may also, in certain circumstances, direct the Trustee to dispose of certain Securities if the Sponsor believes that, because of market or credit conditions, or for certain other reasons, retention of the Security would be detrimental to Certificateholders. (See "Trust Administration--Portfolio Supervision.")

         As of the day prior to the initial Date of Deposit, a "Unit" represents an undivided interest or pro rata share in the Securities of the Trust in the ratio of one hundred Units for the indicated amount of the aggregate market value of the Securities initially deposited in the Trust as is set forth in the "Summary of Essential Information." To the extent that any Units are redeemed by the Trustee, the fractional undivided interest or pro rata share in such Trust represented by each unredeemed Unit will increase, although the actual interest in such Trust represented by such fraction will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Certificateholders, which may include the Sponsor or the Underwriters, or until the termination of the Trust Agreement.

         With the deposit of the Securities in the Trust on the initial Date of Deposit, the Sponsor established a proportionate relationship among the initial aggregate value of specified Securities in the Trust. During the 90

416009.2
                                        1
days subsequent to the initial Date of Deposit, the Sponsor may deposit additional Securities in the Trust that are substantially similar to the Securities already deposited in the Trust ("Additional Securities"), contracts to purchase Additional Securities or cash (or a bank letter of credit in lieu of cash) with instructions to purchase Additional Securities, in order to create additional Units, maintaining to the extent practicable the original proportionate relationship of the number of shares of each Security in the Trust portfolio on the initial Date of Deposit. These additional Units will each represent, to the extent practicable, an undivided interest in the same number and type of securities of identical issuers as are represented by Units issued on the initial Date of Deposit. It may not be possible to maintain the exact original proportionate relationship among the Securities deposited on the initial Date of Deposit because of, among other reasons, purchase requirements, changes in prices, or unavailability of Securities. The number and identity of Securities in the Trust will be adjusted to reflect the disposition of Securities and/or the receipt of a stock dividend, a stock split or other distribution with respect to shares. Securities received in exchange for shares will be similarly treated. The portfolio of the Trust may change slightly based on such disposition and reinvestment. Substitute Securities may be acquired under specified conditions when Securities originally deposited in the Trust are unavailable (see "The Trust--Substitution of Securities" below). Units may be continuously offered to the public by means of this Prospectus (see "Public Offering--Distribution of Units") resulting in a potential increase in the number of Units outstanding. As additional Units are issued by the Trust as a result of the deposit of Additional Securities, the aggregate value of the Securities in the Trust will be increased and the fractional undivided interest in the Trust represented by each Unit will be decreased.

Objectives
----------

         The primary objective of the Trust is to seek to achieve capital appreciation. The secondary objectives of the Trust are to seek current income and growth in income with the growth in capital. The Trust seeks to achieve these objectives by investing primarily in a portfolio of equity securities consisting of common stocks and preferred stocks of foreign and domestic issuers, and contracts to purchase such Securities, selected by the Trust's Portfolio Consultant which the Portfolio Consultant believes will enable the Trust to achieve these objectives. All of the Securities in the Trust, with the possible exception of the Securities that are in the form of ADRs, are listed on the New York Stock Exchange, the American Stock Exchange or the National Association of Securities Dealers Automated Quotations ("NASDAQ") National Quotation Market System and are generally followed by independent investment research firms. There is no minimum capitalization or market trading activity requirement for the selection of Securities for the Trust's portfolio. There can be no assurance that the Trust's investment objectives can be achieved.

The Securities
--------------

         In selecting Securities for the Trust, the portfolio consultant, Gabelli Funds, Inc. (the "Portfolio Consultant"), normally will consider the following factors, among others: (1) the Portfolio Consultant's own evaluations of the private market value of the underlying assets and business of the issuers of the Securities; (2) the potential for capital appreciation for the Securities; (3) the prices of the Securities relative to other comparable securities; (4) the interest or dividend income generated by the Securities; (5) the management quality of the issuers of the Securities; (6)

416009.2
                                        2
the diversification of the Trust's portfolio as to issuers product type and geographic focus; and (7) whether the Securities are entitled to the benefits of sinking funds or other protective conditions. The Portfolio Consultant's investment philosophy hinges on identifying assets that are selling in the public market at a discount to the private market value, which the Portfolio Consultant defines as the value informed purchasers are willing to pay to acquire assets with similar characteristics. The Portfolio Consultant also evaluates the issuers' free cash flow and long-term earnings trends. Finally, the Portfolio Consultant looks for a catalyst; something in the company's industry or indigenous to the company itself that will surface value.

         Some of the Securities in the Trust may be in the form of ADRs. ADRs evidence American Depositary Receipts which, in turn, represent common stock of non-U.S. issuers deposited with a custodian in a depository. In selecting ADRs for deposit into the Trust portfolio, in addition to the factors associated with the selection of Securities of any issuer, the Portfolio Consultant considers the following factors, among others: (1) the location of the issuer of the Securities underlying the ADRs; (2) the likelihood of favorable market and political conditions in the country in which such issuer is located; (3) the amount of publicly available information available from such issuer; and (4) historical and recent fluctuations in the exchange rate of the currency of such issuer relative to the United States dollar.

         The Trust will be concentrated in the equity securities of entertainment and media companies. Equity securities will consist of common stock, preferred stock and ADRs. Entertainment and media companies in which the Trust may invest are engaged in providing the following products or services: the creation, packaging, distribution and ownership of entertainment programming throughout the world including pre-recorded music, feature length motion pictures, made for T.V. movies, television series, documentaries, animation, game shows, sports programming and news programs, live events such as professional sporting events or concerts; theatrical exhibition, television and radio broadcasting via VHF, UHF, satellite and microwave transmission, cable television systems and programming, broadcast and cable networks, wireless cable television and other emerging distribution technologies, home video, interactive and multimedia programming including home shopping and multiplayer games; publishing including newspapers, magazines and books, advertising agencies and niche advertising mediums such as in-store or direct mail, emerging technologies combining television, telephone and computer systems, computer hardware and software, and equipment used in the creation and distribution of entertainment programming such as that required in the provision of broadcast, cable or telecommunications services. (See "Risk Considerations--Entertainment and Media Issuers.")

         The Trust will also concentrate in the equity securities of communications companies. Due to the overlap in the business lines of companies in the media, entertainment and communications industries, these industries are generally considered to be related. A communications company is a company which derives at least 50% of either of its revenues or earnings from communications activities, or which devotes at least 50% of its assets to such activities, based on the company's most recent fiscal year for which audited financial information is available. The communications industry is comprised of a variety of sectors, ranging from companies concentrating in established technologies to those primarily engaged in emerging or developing technologies. Examples of communications companies include, but are not limited to, those engaged in providing the following products or services which converge with the entertainment and media industry: regular telephone service throughout the world; wireless communications services and equipment,

416009.2
                                        3
including cellular telephone, microwave and satellite communications, paging, and other emerging wireless technologies; equipment and services for both data and voice transmission, including computer equipment; electronic components and communications equipment; video conferencing; electronic mail; local and wide area networking, and linkage of data and word processing systems; publishing and information systems; video text and teletext; emerging technologies combining television, telephone and computer systems; broadcasting, including television and radio via VHF, UHF, satellite and microwave transmission, and cable television. (See "Risk Considerations--Communications Issuers.")

Portfolio
---------

         The Trust consists of the Securities (or contracts to purchase such Securities together with an irrevocable letter or letters of credit for the purchase of such contracts) and Additional Securities deposited upon the creation of additional Units as set forth above and Substitute Securities acquired by the Trust as long as such Securities may continue to be held from time to time in the Trust together with uninvested cash realized from the disposition of Securities. Because certain of the Securities from time to time may be sold under certain circumstances, as described herein (see "Trust Administration"), no assurance can be given that the Trust will retain for any length of time its present size and composition. The Trustee has not participated and will not participate in the selection of Securities for the Trust, and neither the Sponsor, the Portfolio Consultant nor the Trustee will be liable in any way for any default, failure or defect in any Securities.

         Some of the Securities are publicly traded either on a stock exchange or in the over-the-counter market. The contracts to purchase Securities deposited initially in the Trust are expected to settle in three business days, in the ordinary manner for such Securities. Settlement of the contracts for Securities is thus expected to take place prior to the settlement of purchase of Units on the initial Date of Deposit.

Substitution of Securities
--------------------------

         Neither the Sponsor, the Portfolio Consultant nor the Trustee shall be liable in any way for any default, failure or defect in any of the Securities. In the event of a failure to deliver any Security that has been purchased for the Trust under a contract ("Failed Securities"), the Sponsor is authorized under the Trust Agreement to direct the Trustee to acquire other securities ("Substitute Securities") to make up the original corpus of the Trust. In addition, the Sponsor, at its option, is authorized under the Trust Agreement to direct the Trustee to reinvest in Substitute Securities the proceeds of the sale of any of the Securities only if such sale was due to unusual circumstances as set forth under "Trust Administration--Portfolio Supervision."

         The Substitute Securities must be purchased within 20 days after the sale of the portfolio Security or delivery of the notice of the failed contract. Where the Sponsor purchases Substitute Securities in order to replace Failed Securities, (i) the purchase price may not exceed the purchase price of the Failed Securities and (ii) the Substitute Securities must be substantially similar to the Failed Securities. Where the Sponsor purchases Substitute Securities in order to replace Securities they sold, the Sponsor will endeavor to select Securities which are equity securities that possess characteristics that are consistent with the objectives of the Trust as set forth above. Such selection may include or be limited to Securities previously included in the portfolio of the Trust.

416009.2
                                        4

         Whenever a Substitute Security has been acquired for the Trust, the Trustee shall, within five days thereafter, notify all Certificateholders of the Trust of the acquisition of the Substitute Security and the Trustee shall, on the next Quarterly Distribution Date which is more than 30 days thereafter, make a pro rata distribution of the amount, if any, by which the cost to the Trust of the Failed Security exceeded the cost of the Substitute Security plus accrued interest, if any.

         In the event no reinvestment is made, the proceeds of the sale of Securities will be distributed to Certificateholders as set forth under "Rights of Certificateholders--Distributions." In addition, if the right of substitution shall not be utilized to acquire Substitute Securities in the event of a failed contract, the Sponsor will cause to be refunded the sales charge attributable to such Failed Securities to all Certificateholders of the Trust, and distribute the principal and dividends, if any, attributable to such Failed Securities on the next Quarterly Distribution Date.

         Because certain of the Securities from time to time may be substituted (see "Trust Administration --Portfolio Supervision") or may be sold under certain circumstances, no assurance can be given that the Trust will retain its present size and composition for any length of time. The proceeds from the sale of a Security or the exercise of any redemption or call provision will be distributed to Certificateholders except to the extent such proceeds are applied to meet redemptions of Units. (See "Liquidity--Trustee Redemption.")

                               RISK CONSIDERATIONS
                               -------------------

Fixed Portfolio
---------------

         The value of the Units will fluctuate depending on all the factors that have an impact on the economy and the equity markets. These factors similarly impact on the ability of an issuer to distribute dividends. The Trust is not a "managed registered investment company" and Securities will not be sold by the Trustee as a result of ordinary market fluctuations. Unlike a managed investment company in which there may be frequent changes in the portfolio of securities based upon economic, financial and market analyses, securities of a unit investment trust, such as the Trust, are not subject to such frequent changes based upon continuous analysis. The Sponsor, however, may direct the disposition by the Trustee of Securities upon the occurrence of certain events. Some of the Securities in the Trust may also be owned by other clients of the Sponsor and its affiliates. Because these clients may have differing investment objectives, however, the Sponsor may sell certain Securities from those accounts in instances where a sale by the Trust would be impermissible, such as to maximize return by taking advantage of market fluctuations. (See "Trust Administration--Portfolio Supervision" below.) Potential investors also should be aware that the Portfolio Consultant may change its views as to the investment merits of any of the Securities during the life of the Trust and therefore should consult their own financial advisers with regard to a purchase of Units. In addition, investors should be aware that the Portfolio Consultant, and its affiliates, currently act and will continue to act as investment adviser for managed investment companies and managed private accounts that may have similar or different investment objectives from the Trust. Some of the Securities in the Trust may also be owned by these other clients of the Portfolio Consultant and its affiliates. However, because these clients have "managed" portfolios and may have differing investment objectives, the Portfolio Consultant may sell certain Securities from those accounts in instances where a sale by the Trust would be

416009.2
                                        5
impermissible, such as to maximize return by taking advantage of market fluctuation. Investors should consult with their own financial advisers prior to investing in the Trust to determine its suitability. (See "Trust Administration--Portfolio Supervision.") All the Securities in the Trust are liquidated during a 60 day period at the termination of the three year life of the Trust. Since the Trust will not sell Securities in response to ordinary market fluctuation, but only at the Trust's termination or upon the occurrence of certain events, the amount realized upon the sale of the Securities may not be the highest price attained by an individual Security during the life of the Trust.

Additional Securities
---------------------

         Investors should be aware that in connection with the creation of additional Units subsequent to the initial Date of Deposit, the Sponsor may deposit Additional Securities, contracts to purchase Additional Securities or cash (or letter of credit in lieu of cash) with instructions to purchase Additional Securities, in each instance maintaining the original proportionate relationship, subject to adjustment under certain circumstances, of the numbers of shares of each Security in the Trust. To the extent the price of a Security increases or decreases between the time cash is deposited with instructions to purchase the Security at the time the cash is used to purchase the Security, Units may represent less or more of that Security and more or less of the other Securities in the Trust. In addition, brokerage fees (if any) incurred in purchasing Securities with cash deposited with instructions to purchase the Securities will be an expense of the Trust. Price fluctuations between the time of deposit and the time the Securities are purchased, and payment of brokerage fees, will affect the value of every Certificateholder's Units and the income per Unit received by the Trust. In particular, Certificateholders who purchase Units during the initial offering period would experience a dilution of their investment as a result of any brokerage fees paid by the Trust during subsequent deposits of Additional Securities purchased with cash deposited. In order to minimize these effects, the Trust will try to purchase Securities as near as possible to the Evaluation Time or at prices as close as possible to the prices used to evaluate Trust Units at Evaluation Time.

Common Stock
------------

         Since the Trust contains common stocks of both foreign and domestic issuers, an investment in Units of the Trust should be made with an understanding of the risks inherent in any investment in common stocks including the risk that the financial condition of the issuers of the Securities may become impaired or that the general condition of the stock market may worsen (both of which may contribute directly to a decrease in the value of the Securities and thus in the value of the Units). Additional risks include risks associated with the right to receive payments from the issuer which is generally inferior to the rights of creditors of, or holders of debt obligations or preferred stock issued by, the issuer. Holders of common stocks have a right to receive dividends only when, if, and in the amounts declared by the issuer's board of directors and to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. By contrast, holders of preferred stocks usually have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, normally on a cumulative basis. Dividends on cumulative preferred stock must be paid before any dividends are paid on common stock and any cumulative preferred stock dividend which has been omitted is added to future dividends payable to the holders of such

416009.2
                                        6
cumulative preferred stock. Preferred stocks are also usually entitled to rights on liquidation which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks.

         Moreover, common stocks do not represent an obligation of the issuer and therefore do not offer any assurance of income or provide the degree of protection of debt securities. The issuance of debt securities or even preferred stock by an issuer will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the economic interest of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Further, unlike debt securities which typically have a stated principal amount payable at maturity (which value will be subject to market fluctuations prior thereto), common stocks have neither fixed principal amount nor a maturity and have values which are subject to market fluctuations for as long as the common stocks remain outstanding. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases in value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. The value of the common stocks in the Trust thus may expected to fluctuate over the life of the Trust to values higher or lower than those prevailing on the initial Date of Deposit. (See "Risk Considerations--Entertainment and Media Issuers" for a discussion of the types of risks that affect holders of common stock of issuers in the entertainment and media industries.)

         The Trust may purchase Securities that are not registered ("Restricted Securities") under the Securities Act of 1933 (the "Securities Act"), but can be offered and sold to "qualified institutional buyers" as that term is defined in the Securities Act. See "Liquidity" below for the risks inherent in the purchase of Restricted Securities.

ADRs and Foreign Investments
----------------------------

         An investment in Units of the Trust should be made with an understanding of the risks inherent in an investment in foreign equity securities in the form of American Depositary Receipts, including risks associated with government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. ADRs evidence American Depositary Receipts which, in turn, represent common stock of non-U.S. issuers deposited with a custodian in a depository.

         The characteristics and rights and privileges of equity securities vary from country to country, and governments may impose restrictions on foreign ownership of certain classes of equity securities unless a non national purchaser acquires a license or unless the particular issuer receives permission for ownership by non nationals. The Trust has not obtained any of these licenses nor does the Sponsor anticipate the need to obtain them. In general, foreign ownership restrictions are more likely to be imposed on voting shares than non-voting shares. Equity securities in general trade on the market at a multiple of their issuers' earnings, which multiple varies from country to country, industry to industry and company to company and may fluctuate over time based on general perceptions of the marketplace whether or not related to specific actions or performance results of a particular issuer. This multiple for any particular issuer may not be uniform for all classes of

416009.2
                                        7
the issuer's equity securities. General perceptions of the marketplace are based on unpredictable factors including expectations regarding government economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, the balance of payments (both on capital and current account) and global or regional political, economic or banking crises. Moreover, because the market for restricted stocks traded by non-nationals generally has less volume than the market for unrestricted stocks, the market for these unrestricted stocks may be more volatile and less liquid than the market for shares that may be owned only by nationals of the particular country. Dividends attributable to ADRs may be subject to foreign withholding tax. Investors should carefully review the objectives of the Trust and consider their ability to assume the risks involved before making an investment in the Trust.

         The Trust may purchase ADRs that are Restricted Securities and, therefore, can be offered and sold only to "qualified institutional buyers" as defined in the Securities Act. See "Liquidity" below for the risks inherent in the purchase of Restricted Securities.

         In addition, for the foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. However, the Sponsor anticipates that adequate information will be available to allow the Sponsor and Portfolio Consultant to supervise and/or monitor the Trust portfolio.

         The ADRs in the Portfolio have been issued by non-U.S. issuers whose earnings are stated in foreign currencies. Further, ADRs in the Trust portfolio may pay dividends in foreign currencies, and the securities underlying the ADRs are principally traded in foreign currencies. Most foreign currencies have fluctuated widely in value against the United States dollar for many reasons, including supply and demand of the respective currency, the soundness of the world economy and the strength of the respective economy as compared to the economies of the United States and other countries. Therefore, for those Securities of issuers whose earnings are stated in foreign currencies, or which pay dividends in foreign currencies, or which are traded in foreign currencies, there is a likelihood that their United States dollar value will vary to some degree with fluctuations in the United States dollar foreign exchange rates for the relevant currencies. Moreover, ADR currency fluctuations will affect the U.S. dollar equivalent of the local currency price of the underlying domestic share and, as a result, are likely to affect the value of the ADRs and consequently the value of the Securities. In addition, the rights of holders of ADRs may be different than those of holders of the underlying shares, and the market for ADRs may be less liquid than that for the underlying shares.

         The following table sets forth end-of-month United States dollar exchange rates for the currencies of the securities underlying the ADRs that may be included in the portfolio for the past three years. Fluctuation of the rates that have occurred in the past are not necessarily indicative of fluctuations that may occur over the term of the Trust. This table shows the units of foreign currency received for a U.S. dollar.


416009.2
                                        8




                                                     Hong                         New                         United
                      Canada          Chile          Kong         Mexico        Zealand         Spain        Kingdom
                      Dollar           Peso         Dollar         Peso          Dollar        Peseta         Pound
Sept.         1997             1.3827       414.4219       7.7399         7.7760         1.5625      149.19            .619
Aug.          1997             1.3885       415.2823       7.7519         7.7821         1.5645      152.05            .616
July          1997             1.3822       416.6666       7.7459         7.8309         1.5418      155.09            .610
June          1997             1.3795       416.3197       7.7519         7.9554         1.4756      147.08            .600
May           1997             1.3793       418.7605       7.7519         7.9177         1.4480      144.30            .611
Apr.          1997             1.3976       419.4630       7.7519         7.9554         1.4422      146.08            .616
Mar.          1997             1.3814       414.5936       7.7519         7.9365         1.4393      141.78            .609
Feb.          1997             1.3362       413.3939       7.7459         7.9744         1.4457      143.37            .612
Jan.          1997             1.3480       420.1680       7.7519         7.8247         1.4599      138.56            .624
Dec.          1996             1.3706       424.4482       7.7399         7.8740         1.4154      130.09            .584
Nov.          1996             1.3478       420.8754       7.7340         7.8989         1.4051      129.50            .595
Oct.          1996             1.3410       420.5214       7.7340         8.0645         1.4138      127.49            .614
Sept.         1996             1.3639       412.7115       7.7340         7.5415         1.4273      128.16            .640
Aug.          1996             1.3684       410.6776       7.7340         7.5873         1.4489      125.05            .640
July          1996             1.3744       411.0152       7.7340         7.5988         1.4503      125.71            .642
June          1996             1.3657       410.8463       7.7460         7.5815         1.4599      128.22            .644
May           1996             1.3712       408.9980       7.7399         7.4239         1.4719      128.93            .645
Apr.          1996             1.3615       407.3320       7.7399         7.4571         1.4560      127.37            .666
Mar.          1996             1.3626       411.5226       7.7340         7.5415         1.4682      124.13            .655
Feb.          1996             1.3719       412.3711       7.7340         7.6220         1.4854      123.73            .653
Jan.          1996             1.3761       411.5226       7.7340         7.4349         1.4868      125.36            .662
Dec.          1995             1.3639       406.6694       7.7340         7.7101         1.5298      121.33            .644
Nov.          1995             1.3581       413.3940       7.7340         7.4850         1.5298      122.12            .634
Oct.          1995             1.3452       414.7657       7.7340         7.1429         1.1515      122.26            .634
Sept.         1995             1.3470       398.8831       7.7340         6.3654         1.5191      123.20            .632
Aug.          1995             1.3434       393.2363       7.7459         6.2814         1.5389      125.41            .646
July          1995             1.3723       381.9076       7.7399         6.1125         1.4846      118.69            .625
June          1995             1.3738       379.2515       7.7399         6.2539         1.4966      121.09            .629
May           1995             1.3691       377.6435       7.7399         6.1652         1.5056      122.68            .629
Apr.          1995             1.3607       387.5969       7.7399         5.9277         1.4857      123.11            .621
Mar.          1995             1.4027       403.5513       7.7340         6.7159         1.5293      126.01            .614
Feb.          1995             1.3914       410.5090       7.7340         5.9277         1.5790      128.06            .633
Jan.          1995             1.4134       410.8463       7.7399         6.3532         1.5640      131.86            .630
Dec.          1994             1.4027       401.1231       7.7399         4.9261         1.562       131.63            .639
Nov.          1994             1.3753       402.5764       7.7339         3.4376         1.593       131.06            .638
Oct.          1994             1.3526       411.0152       7.7279         3.4364         1.624       125.45            .613
Sept.         1994             1.3413       412.3711       7.7279         3.4013         1.660       128.58            .634

         ADRs may be sponsored or unsponsored. In an unsponsored facility, the depositary initiates and arranges the facility at the request of market makers and acts as agent for the ADR holder, while the company itself is not involved in the transaction. In a sponsored facility, the issuing company initiates the facility and agrees to pay certain administrative and shareholder-related expenses. Sponsored facilities use a single depositary and entail a contractual relationship among the issuer, the shareholder and the depositary; unsponsored facilities involve several depositories with no contractual relationship to the company. ADRs designed for use in United States securities markets may be registered securities pursuant to the Securities Act of 1933 and/or subject to the reporting requirements of the Securities Exchange Act of 1934.



416009.2
                                        9

Entertainment and Media Risks
-----------------------------

         The risks of investing in the entertainment and media industry are largely the same as investing in the communications industry (see below), except that such industries are subject to less federal and state regulation. Additional risks particular to the entertainment and media industry involve a greater price volatility for the overall market, rapid obsolescence of entertainment products and services resulting from changing consumer tastes, intense competition and strong market reactions to technological developments throughout the industry.

         Various types of ownership restrictions are imposed by the Federal Communications Commission ("FCC") on investments both in mass media companies, such as broadcasters and cable operators, as well as in common carrier companies, such as the providers of local telephone service and cellular radio.

         For example, the FCC's broadcast multiple ownership rules, which apply to the radio and television industries, provide that investment advisers are deemed to have an "attributable" interest whenever the adviser has the right to determine how more than five percent of the issued and outstanding voting stock of a broadcast company may be voted. These same broadcast rules prohibit the holding of an attributable interest in more than twenty AM and twenty FM radio broadcast stations nationally or more than twelve television stations nationally. Similar types of restrictions apply in the mass media and common carrier industries.

Communications Issuers
----------------------

         The Trust may also invest its assets in the communications industry and, as a result the value of the Units of the Trust may be susceptible to factors affecting the communications industry. The communications industry is subject to governmental regulation and the products and services of communications companies may be subject to rapid obsolescence. These factors could affect the value of the Trust's Units. Telephone companies in the United States, for example, are subject to both state and federal regulations affecting permitted rates of returns and the kinds of services that may be offered. In addition, federal communications laws regarding the cable television industry have recently been amended to eliminate government regulation of cable television rates where competition is present and allow rates to be dictated by market conditions. In the absence of competition, however, rates shall be regulated by federal and state governments to protect the interest of subscribers. Certain types of companies represented in the Trust portfolio are engaged in fierce competition for a share of the market of their products. As a result, competitive pressures are intense and the stocks are subject to rapid price volatility. While the Trust portfolio will concentrate on the securities of established suppliers of traditional communication products and services, the Trust may invest in smaller communications companies which may benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, and may also involve greater risk than large, established issuers. Such smaller companies may have limited product lines, market or financial resources, and their securities may trade less frequently and in limited volume than the securities of larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of securities of other issuers.


416009.2
                                       10

Liquidity
---------

         Some of the Securities in the Trust portfolio have been purchased in ADR form in United States dollars. However, ADRs are not necessarily listed on a national securities exchange. Even when ADRs or other Securities are listed, the principal trading market for such Securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for Securities in the Trust portfolio may depend on whether dealers will make a market in these Securities. There can be no assurance that a market will be made for any of the Securities, that any market for the Securities will be maintained or of the liquidity of the Securities in any markets made. In addition. the Trust may be restricted under the Investment Company Act of 1940 from selling Securities to the Sponsor. The price at which the Securities may be sold to meet redemptions and the value of the Units will be adversely affected if trading markets for the Securities are limited or absent.

         The Trust may purchase securities that are not registered ("Restricted Securities") under the Securities Act, but can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act. Since it is not possible to predict with assurance exactly how this market for Restricted Securities sold and offered under Rule 144A will develop, the Sponsor will carefully monitor the Trust's investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information. This investment could have the effect of increasing the level of illiquidity in the Trust to the extent that qualified institutional buyers become for a time uninterested in purchasing these Restricted Securities.

Dividends
---------

         There is no assurance that any dividends will be declared or paid in the future on the Securities. Investors should be aware that there is no assurance that the Trust's objectives will be achieved.

Legal Proceedings and Litigation
--------------------------------

         At any time after the initial Date of Deposit, legal proceedings may be initiated on various grounds, or legislation may be enacted, with respect to the Securities in the Trust or to matters involving the business of the issuer of the Securities. There can be no assurance that future legal proceedings or legislation will not have a material adverse impact on the Trust or will not impair the ability of the issuers of the Securities to achieve their business and investment goals.


                                 PUBLIC OFFERING
                                 ---------------

Offering Price
--------------

         The Public Offering Price per 100 Units of the Trust is equal to the aggregate value of the underlying Securities (the price at which they could be directly purchased by the public assuming they were available) in the Trust divided by the number of Units outstanding times 100 plus a sales charge. The method used by the Trustee for computing the sales charge for secondary market purchases shall be based upon the number of years remaining to the Trust's termination date (See "The Trust--Termination" in Part A) as provided in the table below. The Public Offering Price can vary on a daily basis from the amount stated in the Summary of Essential Information in accordance with

416009.2
                                       11
fluctuations in the market value of the Securities and the price to be paid by each investor will be computed as of the date the Units are purchased.


                                                        As Percent of Public
Years to Termination                                       Offering Price
--------------------                                       --------------
less than 6 months                                               0%
6 months to 1 year                                              2.95%
over 1 yr. to 2 yrs.                                            3.45%
over 2 yrs. to 3 yrs.                                           3.90%
over 3 yrs. to 4 yrs.                                           4.50%
over 4 yrs.                                                     4.90%

         The aggregate value of the Securities is determined in good faith by the Trustee on each "Business Day" as defined in the Indenture in the following manner: if the Securities are listed on a national securities exchange or on the NASDAQ National Market System, this evaluation is generally based on the closing sale prices on that exchange or that system as of the Evaluation Time (unless the Trustee deems these prices inappropriate as a basis for valuation) or, if there is no closing sale price at that time on that exchange or that system, at the mean between the closing bid and asked prices. If the Securities are not so listed or, if so listed and the principal market therefor is other than on the exchange, the evaluation generally shall be based on the closing purchase price in the over-the-counter market (unless the Trustee deems these prices inappropriate as a basis for evaluation) or if there is no such closing purchase price, then the Trustee may utilize, at the Trust's expense, an independent evaluation service or services to ascertain the values of the Securities. The independent evaluation service shall use any of the following methods, or a combination thereof, which it deems appropriate: (a) on the basis of current bid prices for comparable securities, (b) by appraising the value of the Securities on the bid side of the market or by such other appraisal deemed appropriate by the Trustee or (c) by any combination of the above, each as of the Evaluation Time.

Discounts
---------

         Employees (and their immediate families) of Reich & Tang Distributors L.P. (and its affiliates), the Portfolio Consultant, and of the special counsel to the Sponsor, may, pursuant to employee benefit arrangements, purchase Units of the Trust at a price equal to the net asset value of the underlying securities in the Trust divided by the number of Units outstanding at no sales charge. Such arrangements result in less selling effort and selling expenses than sales to employee groups of other companies. Resales or transfers of Units purchased under the employee benefit arrangements may only be made through the Sponsor's secondary market, so long as it is being maintained.

Distribution of Units
---------------------

         During the initial offering period and thereafter to the extent additional Units continue to be offered by means of this Prospectus, Units will be distributed by the Sponsor, the Underwriters and dealers at the Public Offering Price. (See "Underwriting Syndicate" in Part A.) The initial offering period is thirty days after each deposit of Securities in the Trust and, unless all Units are sold prior thereto, the Sponsor may extend the

416009.2
                                       12
initial offering period for successive thirty day periods. Certain banks and thrifts will make Units of the Trust available to their customers on an agency basis. A portion of the sales charge paid by their customers is retained by or remitted to the banks. Under the Glass-Steagall Act, banks are prohibited from underwriting Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have indicated that these particular agency transactions are permitted under such Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.


         The Sponsor intends to qualify the Units for sale in substantially all States through the Underwriters and through dealers who are members of the National Association of Securities Dealers, Inc. Units may be sold to dealers at prices which represent a concession of up to 2.25% per Unit, subject to the Sponsor's right to change the dealers' concession from time to time. In addition, for transactions of at least 100,000 Units or more, the Sponsor intends to negotiate the applicable sales charge and such charge will be disclosed to any such purchaser. Such Units may then be distributed to the public by the dealers at the Public Offering Price then in effect. Units may be purchased by the Portfolio Consultant at net asset value. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units. In addition, any dealer, underwriter or firm who purchases Units on the initial Date of Deposit will be paid an additional concession of $1.00 per 100 Units purchased that day. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units. The Sponsor reserves the right to change the discounts from time to time.


         Underwriters and broker-dealers of the Trust, banks and/or others are eligible to participate in a program in which such firms receive from the Sponsor a nominal award for each of their registered representatives who have sold a minimum number of units of unit investment trusts created by the Sponsor during a specified time period. In addition, at various times the Sponsor may implement other programs under which the sales forces of Underwriters, brokers, dealers, banks and/or others may be eligible to win other nominal awards for certain sales efforts, or under which the Sponsor will reallow to any such Underwriters, brokers, dealers, banks and/or others that sponsor sales contests or recognition programs conforming to criteria established by the Sponsor, or participate in sales programs sponsored by the Sponsor, an amount not exceeding the total applicable sales charges on the sales generated by such person at the public offering price during such programs. Also, the Sponsor in its discretion may from time to time pursuant to objective criteria established by the Sponsor pay fees to qualifying Underwriters, brokers, dealers, banks and/or others for certain services or activities which are primarily intended to result in sales of Units of the Trust. Such payments are made by the Sponsor out of their own assets and not out of the assets of the Trust. These programs will not change the price Certificateholders pay for their Units or the amount that the Trust will receive from the Units sold.

Sponsor's and Underwriters' Profits
-----------------------------------

         The Sponsor and the Underwriters will receive a combined gross underwriting commission equal to up to 3.9% of the Public Offering Price per 100 Units (equivalent to 4.058% of the net amount invested in the Securities). Additionally, the Sponsor may realize a profit on the deposit of the Securities in the Trust representing the difference between the cost of the Securities to the Sponsor and the cost of the Securities to the Trust (see

416009.2
                                       13

"Portfolio.") The Sponsor or any Underwriter may realize profits or sustain losses with respect to Securities deposited in the Trust which were acquired from underwriting syndicates of which they were a member.

         All or a portion of the Securities deposited in the Trust may have been acquired through the Sponsor.

         During the initial offering period and thereafter to the extent additional Units continue to be offered by means of this Prospectus, the underwriting syndicate may also realize profits or sustain losses as a result of fluctuations after the initial Date of Deposit in the aggregate value of the Securities and hence in the Public Offering Price received by the Sponsor and the Underwriters for the Units. Cash, if any, made available to the Sponsor prior to settlement date for the purchase of Units may be used in the Sponsor's business subject to the limitations of 17 CFR 240.15c3-3 under the Securities Exchange Act of 1934 and may be of benefit to the Sponsor.

         Both upon acquisition of Securities and termination of the Trust, the Trustee may utilize the services of the Sponsor for the purchase or sale of all or a portion of the Securities in the Trust. The Sponsor will receive brokerage commissions from the Trust in connection with such purchases and sales in accordance with applicable law.

         In maintaining a market for the Units (see "Sponsor Repurchase") the Sponsor will realize profits or sustain losses in the amount of any difference between the price at which they buy Units and the price at which they resell such Units.

                          RIGHTS OF CERTIFICATEHOLDERS
                          ----------------------------

Certificates
------------

         Ownership of Units of the Trust is evidenced by registered Certificates executed by the Trustee and the Sponsor. Certificates may be issued in denominations of one hundred or more Units. Certificates are transferable by presentation and surrender to the Trustee properly endorsed and/or accompanied by a written instrument or instruments of transfer. Although no such charge is presently made or contemplated, the Trustee may require a Certificateholder to pay $2.00 for each Certificate reissued or transferred and any governmental charge that may be imposed in connection with each such transfer or interchange. Mutilated, destroyed, stolen or lost Certificates will be replaced upon delivery of satisfactory indemnity and payment of expenses incurred.

Distributions
-------------

         Dividends and interest received by the Trust are credited by the Trustee to an Income Account for the Trust. Other receipts, including the proceeds of Securities disposed of, are credited to a Principal Account for the Trust.

         Distributions to each Certificateholder from the Income Account are computed as of the close of business on each Record Date for the following Payment Date and consist of an amount substantially equal to such Certificateholder's pro rata share of the income credited to the Income Account, less expenses. Distributions from the Principal Account of the Trust (other than amounts representing failed contracts, as previously discussed) will be computed as of each Record Date, and will be made to the Certificateholders of the Trust on or shortly after the next Quarterly

416009.2
                                       14

Distribution Date. Proceeds representing principal received from the disposition of any of the Securities between a Record Date and a Distribution Date which are not used for redemptions of Units will be held in the Principal Account and not distributed until the second succeeding Quarterly Distribution Date. No distributions will be made to Certificateholders electing to participate in the Total Reinvestment Plan. Persons who purchase Units between a Record Date and a Distribution Date will receive their first distribution on the second Quarterly Distribution Date after such purchase.

         As of the first day of each month, the Trustee will deduct from the Income Account of the Trust, and, to the extent funds are not sufficient therein, from the Principal Account of the Trust, amounts necessary to pay the expenses of the Trust (as determined on the basis set forth under "Trust Expenses and Charges"). The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any applicable taxes or other governmental charges that may be payable out of the Trust. Amounts so withdrawn shall not be considered a part of such Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Income and Principal Accounts such amounts as may be necessary to cover redemptions of Units by the Trustee.

         The quarterly dividend distribution per 100 Units cannot be estimated and will change and may be reduced as Securities are redeemed, exchanged or sold, or as expenses of the Trust fluctuate. No distribution need be made from the Principal Account until the balance therein is an amount sufficient to distribute $1.00 per 100 Units.

Records
-------

         The Trustee shall furnish Certificateholders in connection with each distribution a statement of the amount of dividends and interest, if any, and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per 100 Units. Within a reasonable time after the end of each calendar year the Trustee will furnish to each person who at any time during the calendar year was a Certificateholder of record a statement showing (a) as to the Income Account: dividends, interest and other cash amounts received, amounts paid for purchases of Substitute Securities and redemptions of Units, if any, deductions for applicable taxes and fees and expenses of the Trust, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each 100 Units outstanding on the last business day of such calendar year; (b) as to the Principal Account: the dates of disposition of any Securities and the net proceeds received therefrom, deductions for payments of applicable taxes and fees and expenses of the Trust, amounts paid for purchases of Substitute Securities and redemptions of Units, if any, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each 100 Units outstanding on the last business day of such calendar year; (c) a list of the Securities held, a list of Securities purchased, sold or otherwise disposed of during the calendar year and the number of Units outstanding on the last business day of such calendar year; (d) the Redemption Price per 100 Units based upon the last computation thereof made during such calendar year; and (e) amounts actually distributed to Certificateholders during such calendar year from the Income and Principal Accounts, separately stated, of the Trust, expressed both as total dollar amounts and as dollar amounts representing the pro rata share of each 100 Units outstanding on the last business day of such calendar year.

416009.2
                                       15

         The Trustee shall keep available for inspection by Certificateholders at all reasonable times during usual business hours books of record and account of its transactions as Trustee, including records of the names and addresses of Certificateholders, Certificates issued or held, a current list of Securities in the portfolio and a copy of the Trust Agreement.

                                   TAX STATUS
                                   ----------

         The following is a general discussion of certain of the Federal income tax consequences of the purchase, ownership and disposition of the Units. The summary is limited to investors who hold the Units as "capital assets" (generally, property held for investment) within the meaning of Section 1221 of the Internal Revenue Code of 1986, as amended (the "Code"). Certificateholders should consult their tax advisers in determining the Federal, state, local and any other tax consequences of the purchase, ownership and disposition of Units.

         In rendering the opinion set forth below, Battle Fowler LLP has examined the Agreement, the final form of Prospectus dated the date hereof (the "Prospectus") and the documents referred to therein, among others, and has relied on the validity of said documents and the accuracy and completeness of the facts set forth therein. In the opinion of Battle Fowler LLP, special counsel for the Sponsor, under existing law:

                  1. The Trust will be classified as a grantor trust for Federal income tax purposes and not as a partnership or association taxable as a corporation. Classification of the Trust as a grantor trust will cause the Trust not to be subject to Federal income tax, and will cause the Certificateholders of the Trust to be treated for Federal income tax purposes as the owners of a pro rata portion of the assets of the Trust. All income received by the Trust will be treated as income of the Certificateholders in the manner set forth below.

                  2. The Trust is not subject to the New York Franchise Tax on Business Corporations or the New York City General Corporation Tax. For a Certificateholder who is a New York resident, however, a pro rata portion of all or part of the income of the Trust will be treated as the income of the Certificateholder under the income tax laws of the State and City of New York. Similar treatment may apply in other states.

                  3. During the 90-day period subsequent to the initial issuance date, the Sponsor reserves the right to deposit Additional Securities that are substantially similar to those establishing the Trust. This retained right falls within the guidelines promulgated by the Internal Revenue Service ("IRS") and should not affect the taxable status of the Trust.

         A taxable event will generally occur with respect to each Certificateholder when the Trust disposes of a Security (whether by sale, exchange or redemption) or upon the sale, exchange or redemption of Units by such Certificateholder. The price a Certificateholder pays for his Units, including sales charges, is allocated among his pro rata portion of each Security held by the Trust (in proportion to the fair market values thereof on the date the Certificateholder purchases his Units) in order to determine his initial cost for his pro rata portion of each Security held by the Trust.

         For Federal income tax purposes, a Certificateholder's pro rata portion of dividends paid with respect to a Security held by a Trust is taxable as

416009.2
                                       16
ordinary income to the extent of such corporation's current and accumulated "earnings and profits" as defined by Section 316 of the Code. A Certificateholder's pro rata portion of dividends paid on such Security that exceed such current and accumulated earnings and profits will first reduce a Certificateholder's tax basis in such Security, and to the extent that such dividends exceed a Certificateholder's tax basis in such Security will generally be treated as capital gain.


         A Certificateholder's portion of gain, if any, upon the sale, exchange or redemption of Units or the disposition of Securities held by the Trust will generally be considered a capital gain and will be mid-term or long-term if the Certificateholder has held his Units for more than one year or more than 18 months, respectively. Mid-term and long-term capital gains are generally taxed at the same rates applicable to ordinary income, although individuals who realize mid-term and long-term capital gains may be subject to reduced tax rates of 28% and 20% respectively on such gains, rather than the "regular" maximum tax rate of 39.6%. Tax rates may increase prior to the time when Certificateholders may realize gains from the sale, exchange or redemption of the Units or Securities.


         A Certificateholder's portion of loss, if any, upon the sale or redemption of Units or the disposition of Securities held by the Trust will generally be considered a capital loss and will be long-term if the Certificateholder has held his Units for more than one year. Capital losses are deductible to the extent of capital gains; in addition, up to $3,000 of capital losses recognized by non-corporate Certificateholders may be deducted against ordinary income.

         Under Section 67 of the Code and the accompanying Regulations, a Certificateholder who itemizes his deductions may also deduct his pro rata share of the fees and expenses of the Trust, but only to the extent that such amounts, together with the Certificateholder's other miscellaneous deductions, exceed 2% of his adjusted gross income. The deduction of fees and expenses may also be limited by Section 68 of the Code, which reduces the amount of itemized deductions that are allowed for individuals with incomes in excess of certain thresholds.

         After the end of each calendar year, the Trustee will furnish to each Certificateholder an annual statement containing information relating to the dividends received by the Trust on the Securities, the gross proceeds received by the Trust from the disposition of any Security, and the fees and expenses paid by the Trust. The Trustee will also furnish annual information returns to each Certificateholder and to the Internal Revenue Service.


         A corporation that owns Units will generally be entitled to a 70% dividends received deduction with respect to such Certificateholder's pro rata portion of dividends that are taxable as ordinary income to Certificateholders which are received by the Trust from a domestic corporation under Section 243 of the Code or from a qualifying foreign corporation under Section 245 of the Code (to the extent the dividends are taxable as ordinary income, as discussed above) in the same manner as if such corporation directly owned the Securities paying such dividends. However, a corporation owning Units should be aware that Sections 246 and 246A of the Code impose additional limitations on the eligibility of dividends for the 70% dividends received deduction. These limitations include a requirement that stock (and therefore Units) must generally be held at least 46 days (as determined under Section 246(c) of the Code) during the 90-day period beginning on the date that is 45 days before the date on which the stock becomes "ex-dividend". Moreover, the allowable


416009.2
                                       17
percentage of the deduction will be reduced from 70% if a corporate Certificateholder owns certain stock (or Units) the financing of which is directly attributable to indebtedness incurred by such corporation. Accordingly, corporate Certificateholders should consult their tax adviser in this regard.

         As discussed in the section "Termination," each Certificateholder may have three options in receiving his termination distributions, which are (i) to receive his pro rata share of the underlying Securities in kind, (ii) to receive cash upon liquidation of his pro rata share of the underlying Securities, or
(iii) to invest the amount of cash he would receive upon the liquidation of his pro rata share of the underlying Securities in units of a future series of the Trust (if one is offered). There are special tax consequences should a Certificateholder choose option (i), the exchange of the Certificateholder's Units for a pro rata portion of each of the Securities held by the Trust plus cash. Treasury Regulations provide that gain or loss is recognized when there is a conversion of property into property that is materially different in kind or extent. In this instance, the Certificateholder may be considered the owner of an undivided interest in all of the Trusts's assets. By accepting the proportionate number of Securities of the Trust, in partial exchange for his Unit, the Certificateholder should be treated as merely exchanging his undivided pro rata ownership of Securities held by the Trust into sole ownership of a proportionate share of Securities. As such, there should be no material difference in the Certificateholder's ownership, and therefore the transaction should be tax free to the extent the Securities are received. Alternatively, the transaction may be treated as an exchange that would qualify for nonrecognition treatment to the extent the Certificateholder is exchanging his undivided interest in all of the Trust's Securities for his proportionate number of shares of the underlying Securities. In either instance, the transaction should result in a non-taxable event for the Certificateholder to the extent Securities are received. However, there is no specific authority addressing the income tax consequences of an in-kind distribution from a grantor trust, and investors are urged to consult their tax advisers in this regard.

         Entities that generally qualify for an exemption from Federal income tax, such as many pension trusts, are nevertheless taxed under Section 511 of the Code on "unrelated business taxable income." Unrelated business taxable income is income from a trade or business regularly carried on by the tax-exempt entity that is unrelated to the entity's exempt purpose. Unrelated business taxable income generally does not include dividend or interest income or gain from the sale of investment property, unless such income is derived from property that is debt-financed or is dealer property. A tax-exempt entity's dividend income from the Trust and gain from the sale of Units in the Trust or the Trust's sale of Securities is not expected to constitute unrelated business taxable income to such tax-exempt entity unless the acquisition of the Unit itself is debt-financed or constitutes dealer property in the hands of the tax-exempt entity.

         Before investing in the Trust, the trustee or investment manager of an employee benefit plan (e.g., a pension or profit sharing retirement plan) should consider among other things (a) whether the investment is prudent under the Employee Retirement Income Security Act of 1974 ("ERISA"), taking into account the needs of the plan and all of the facts and circumstances of the investment in the Trust; (b) whether the investment satisfies the diversification requirement of Section 404(a)(1)(C) of ERISA; and (c) whether the assets of the Trust are deemed "plan assets" under ERISA and the Department of Labor regulations regarding the definition of "plan assets."

416009.2
                                       18

         Prospective tax-exempt investors are urged to consult their own tax advisers prior to investing in the Trust.

                                    LIQUIDITY
                                    ---------

Sponsor Repurchase
------------------

         Certificateholders who wish to dispose of their Units should inquire of the Sponsor as to the current market prices prior to making a tender for redemption. The Sponsor's secondary market repurchase price will be based on the aggregate value of the Securities in the Trust portfolio and will be the same as the redemption price. The aggregate value of the Securities will be determined by the Trustee on a daily basis and computed on the basis set forth under "Trustee Redemption." The Sponsor does not guarantee the enforceability, marketability or price of any Securities in the Portfolio or of the Units. The Sponsor may discontinue repurchase of Units if the supply of Units exceeds demand, or for other business reasons. The date of repurchase is deemed to be the date on which Certificates representing Units are physically received in proper form, i.e., properly endorsed, by Reich & Tang Distributors L.P., 600 Fifth Avenue, New York, New York 10020. Units received after 4 P.M., New York Time, will be deemed to have been repurchased on the next business day. In the event a market is not maintained for the Units, a Certificateholder may be able to dispose of Units only by tendering them to the Trustee for redemption.

         Units purchased by the Sponsor in the secondary market may be reoffered for sale by the Sponsor at a price based on the aggregate value of the Securities in the Trust plus a 3.9% sales charge (of 4.058% of the net amount invested) plus a pro rata portion of amounts, if any, in the Income Account, Any Units that are purchased by the Sponsor in the secondary market also may be redeemed by the Sponsor if it determines such redemption to be in its best interest.

         The Sponsor may, under certain circumstances, as a service to Certificateholders, elect to purchase any Units tendered to the Trustee for redemption (see "Trustee Redemption"). Factors which the Sponsor will consider in making a determination will include the number of Units of all Trusts which it has in inventory, its estimate of the salability and the time required to sell such Units and general market conditions. For example, if in order to meet redemptions of Units the Trustee must dispose of Securities, and if such disposition cannot be made by the redemption date (seven calendar days after tender), the Sponsor may elect to purchase such Units. Such purchase shall be made by payment to the Certificateholder not later than the close of business on the redemption date of an amount equal to the Redemption Price on the date of tender.

Trustee Redemption
------------------


         At any time prior to the termination of the Trust (approximately 3 years from the Date of Deposit), Units may also be tendered to the Trustee for redemption at its unit investment trust office at 4 New York Plaza, New York, New York 10004, upon proper delivery of Certificates representing such Units and payment of any relevant tax. At the present time there are no specific taxes related to the redemption of Units. No redemption fee will be charged by the Sponsor or the Trustee. Units redeemed by the Trustee will be canceled.



416009.2
                                       19

         Certificates representing Units to be redeemed must be delivered to the Trustee and must be properly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity, as in the case of lost, stolen or mutilated Certificates). Thus, redemptions of Units cannot be effected until Certificates representing such Units have been delivered by the person seeking redemption. (See "Certificates.") Certificateholders must sign exactly as their names appear on the faces of their Certificates. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.

         Within three business days following a tender for redemption, the Certificateholder will be entitled to receive an amount for each Unit tendered equal to the Redemption Price per Unit computed as of the Evaluation Time set forth under "Summary of Essential Information" in Part A on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received after the close of trading on the New York Stock Exchange (4:00 p.m. Eastern Time), the date of tender is the next day on which such Exchange is open for trading, and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the Redemption Price computed on that day.

         A Certificateholder will receive his redemption proceeds in cash and amounts paid on redemption shall be withdrawn from the Income Account, or, if the balance therein is insufficient, from the Principal Account. All other amounts paid on redemption shall be withdrawn from the Principal Account. The Trustee is empowered to sell Securities in order to make funds available for redemptions. Such sales, if required, could result in a sale of Securities by the Trustee at a loss. To the extent Securities are sold, the size and diversity of the Trust will be reduced. The Securities to be sold will be selected by the Trustee in order to maintain, to the extent practicable, the proportionate relationship among the number of shares of each Stock. Provision is made in the Indenture under which the Sponsor may, but need not, specify minimum amounts in which blocks of Securities are to be sold in order to obtain the best price for the Fund. While these minimum amounts may vary from time to time in accordance with market conditions, the Sponsor believes that the minimum amounts which would be specified would be approximately 100 shares for readily marketable Securities.

         The Redemption Price per Unit is the pro rata share of the Unit in the Trust determined by the Trustee on the basis of (i) the cash on hand in the Trust or moneys in the process of being collected, (ii) the value of the Securities in the Trust as determined by the Trustee, less (a) amounts representing taxes or other governmental charges payable out of the Trust, (b) the accrued expenses of the Trust and (c) cash allocated for the distribution to Certificateholders of record as of the business day prior to the evaluation being made. The Trustee may determine the value of the Securities in the Trust in the following manner: if the Securities are listed on a national securities exchange or the NASDAQ national market system, this evaluation is generally based on the closing sale prices on that exchange or that system (unless the Trustee deems these prices inappropriate as a basis for valuation). If the Securities are not so listed or, if so listed and the principal market therefor is other than on the exchange, the evaluation shall generally be based on the closing purchase price in the over-the-counter market (unless the Trustee deems these prices inappropriate as a basis for evaluation) or if there is no such closing purchase price, then the Trustee may utilize, at the Trust's expense, an independent evaluation service or

416009.2
                                       20
services to ascertain the values of the Securities. The independent evaluation service shall use any of the following methods, or a combination thereof, which it deems appropriate: (a) on the basis of current bid prices for comparable securities, (b) by appraising the value of the Securities on the bid side of the market or (c) by any combination of the above.

         Any Unit holder tendering 2,500 Units or more of the Trust for redemption may request by written notice submitted at the time of tender from the Trustee in lieu of a cash redemption a distribution of shares of Securities and cash in an amount and value equal to the Redemption Price Per Unit as determined as of the evaluation next following tender. To the extent possible, in kind distributions ("In Kind Distributions") shall be made by the Trustee through the distribution of each of the Securities in book-entry form to the account of the Certificateholder's bank or broker-dealer at The Depository Trust Company. An In Kind Distribution will be reduced by customary transfer and registration charges. The tendering Certificateholder will receive his pro rata number of whole shares of each of the Securities comprising the portfolio and cash from the Principal Accounts equal to the balance of the Redemption Price to which the tendering Certificateholder is entitled. If funds in the Principal Account are insufficient to cover the required cash distribution to the tendering Certificateholder, the Trustee may sell Securities in the manner described above.

         The Trustee is irrevocably authorized, in its discretion, if the Sponsor does not elect to purchase a Unit tendered for redemption or if the Sponsor tenders a Unit for redemption, in lieu of redeeming such Unit, to sell such Unit in the over-the-counter market for the account of the tendering Certificateholder at prices which will return to the Certificateholder an amount in cash, net after deducting brokerage commissions, transfer taxes and other charges, equal to or in excess of the Redemption Price for such Unit. The Trustee will pay the net proceeds of any such sale to the Certificateholder on the day he would otherwise be entitled to receive payment of the Redemption Price.

         The Trustee reserves the right to suspend the right of redemption and to postpone the date of payment of the Redemption Price per Unit for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on that Exchange is restricted or during which (as determined by the Securities and Exchange Commission) an emergency exists as a result of which disposal or evaluation of the Bonds is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. The Trustee and the Sponsor are not liable to any person or in any way for any loss or damage which may result from any such suspension or postponement.

         A Certificateholder who wishes to dispose of his Units should inquire of his bank or broker in order to determine if there is a current secondary market price in excess of the Redemption Price.

                             TOTAL REINVESTMENT PLAN
                             -----------------------

         Distributions of dividend income and capital gain, if any, from the Trust are made to Certificateholders quarterly. The Certificateholder has the option, however, of either receiving his dividend check, together with any other payments, from the Trustee or participating in a reinvestment program offered by the Sponsor in shares of The Treasurer's Fund, U.S. Treasury Money Market Portfolio (the "Fund"). Participation in the reinvestment option is

416009.2
                                       21
conditioned on the Fund's lawful qualification for sale in the state in which the Certificateholder is a resident.

         Upon enrollment in the reinvestment option, the Trustee will direct dividend and/or other distributions, if any, to the Fund. The Fund seeks to maximize current income and to maintain liquidity and a stable net asset value by investing in short term U.S. Treasury Obligations which have effective maturities of 397 days or less. For more complete information concerning the Fund, including charges and expenses, the Certificateholder should fill out and mail the card attached to the inside back cover of the Prospectus. The prospectus for the Fund will be sent to Certificateholders. The Certificateholder should read the prospectus for the Fund carefully before deciding to participate.

                              TRUST ADMINISTRATION
                              --------------------

Portfolio Supervision
---------------------

         The Trust is a unit investment trust and is not a managed fund. Traditional methods of investment management for a managed fund typically involve frequent changes in a portfolio of securities on the basis of economic, financial and market analyses. The Portfolio of the Trust, however, will not be managed and therefore the adverse financial condition of an issuer will not necessarily require the sale of its Securities from the Portfolio. However, the Sponsor may direct the disposition of Securities upon the occurrence of certain events including:

         1.       default in payment of amounts due on any of the Securities;

         2.       institution of certain legal proceedings;

         3. default under certain documents materially and adversely affecting future declaration or payment of amounts due or expected;

         4. determination of the Depositor that the tax treatment of the Trust as a grantor trust would otherwise be jeopardized; or

         5. decline in price as a direct result of serious adverse credit factors affecting the issuer of a Security which, in the opinion of the Sponsor, would make the retention of the Security detrimental to the Trust or the Certificateholders.

         If a default in the payment of amounts due on any Security occurs and if the Sponsor fails to give immediate instructions to sell or hold that Security, the Trust Agreement provides that the Trustee, within 30 days of that failure by the Sponsor, may sell the Security.

         The Sponsor, at its option, is authorized under the Trust Agreement to direct the Trustee to reinvest in Substitute Securities the proceeds of sale of any of the Securities sold pursuant to provisions 1, 2, 3, 4 and 5 above or in order to replace Failed Securities. (See "Substitute Securities" above.)

         The Trust Agreement provides that it is the responsibility of the Sponsor to instruct the Trustee to reject any offer made by an issuer of any of the Securities to issue new securities in exchange and substitution for any Security pursuant to a recapitalization or reorganization, if any exchange or substitution is effected notwithstanding such rejection, any securities or

416009.2
                                       22
other property received shall be promptly sold unless the Depositor directs that it be retained.

         Any property received by the Trustee after the initial Date of Deposit as a distribution on any of the Securities in a form other than cash or additional shares of the Securities shall be retained or disposed by the Trustee as provided in the Trust Agreement. The proceeds of any disposition shall be credited to the Income or Principal Account of the Trust.

         The Trust Agreement also authorizes the Sponsor to increase the size and number of Units of the Trust by the deposit of Additional Securities, contracts to purchase Additional Securities or cash or a letter of credit with instructions to purchase Additional Securities in exchange for the corresponding number of additional Units from time to time subsequent to the initial Date of Deposit, provided that the original proportionate relationship among the number of shares of each Security established on the Initial Date of Deposit is maintained to the extent practicable.

         With respect to deposits of Additional Securities (or cash or a letter of credit with instructions to purchase Additional Securities), in connection with creating additional Units of the Trust, the Sponsor may specify the minimum numbers in which Additional Securities will be deposited or purchased. If a deposit is not sufficient to acquire minimum amounts of each Security, Additional Securities may be acquired in the order of the Security most under-represented immediately before the deposit when compared to the original proportionate relationship. If Securities of an issue originally deposited are unavailable at the time of the subsequent deposit, the Sponsor may (1) deposit cash or a letter of credit with instructions to purchase the Security when it becomes available, or (2) deposit (or instruct the Trustee to purchase) either Securities of one or more other issues originally deposited or a Substitute Security.

                          Trust Agreement and Amendment
                          -----------------------------

         The Trust Agreement may be amended by the Trustee and the Sponsor without the consent of any of the Certificateholders: (1) to cure any ambiguity or to correct or supplement any provision which may be defective or inconsistent; (2) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency; or (3) to make such other provisions in regard to matters arising thereunder as shall not adversely affect the interests of the Certificateholders.

         The Trust Agreement may also be amended in any respect, or performance of any of the provisions thereof may be waived, with the consent of the holders of Certificates evidencing 66 2/3% of the Units then outstanding for the purpose of modifying the rights of Certificateholders; provided that no such amendment or waiver shall reduce any Certificateholder's interest in the Trust without his consent or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of the holders of all Certificates. The Trust Agreement may not be amended, without the consent of the holders of all Certificates in the Trust then outstanding, to increase the number of Units issuable or to permit the acquisition of any Securities in addition to or in substitution for those initially deposited in such Trust, except in accordance with the provisions of the Trust Agreement. The Trustee shall promptly notify Certificateholders, in writing, of the substance of any such amendment.


416009.2
                                       23

Trust Termination
-----------------

         The Trust Agreement provides that the Trust shall terminate upon the maturity, redemption or other disposition, as the case may be, of the last of the Securities held in such Trust but in no event is it to continue beyond the Mandatory Termination Date. If the value of the Trust shall be less than the minimum amount set forth under "Summary of Essential Information" in Part A, the Trustee may, in its discretion, and shall, when so directed by the Sponsor, terminate the Trust. The Trust may also be terminated at any time with the consent of the holders of Certificates representing 100% of the Units then outstanding. The Trustee may utilize the services of the Sponsor for the sale of all or a portion of the Securities in the Trust. The Sponsor will receive brokerage commissions from the Trust in connection with such sales in accordance with applicable law. In the event of termination, written notice thereof will be sent by the Trustee to all Certificateholders. Such notice will provide Certificateholders with three options by which to receive their pro rata share of the net asset value of the Trust.

                  1. A Certificateholder who owns at least 2,500 units and whose interest in the Trust would entitle him to receive at least one share of each Security, and who so elects by notifying the Trustee prior to the commencement of the Liquidation Period by returning a properly completed election request (to be supplied to Certificateholders at least 20 days prior to such date) (see Part A--"Summary of Essential Information" for the date of the commencement of the Liquidation Period) and whose interest in the Trust entitles him to receive at least one share of each underlying Security will have his Units redeemed on commencement of the Liquidation Period by distribution of the Certificateholder's pro rata share of the net asset value of the Trust on such date distributed in kind to the extent represented by whole shares of underlying Securities and the balance in cash within three business days next following the commencement of the Liquidation Period. Certificateholders subsequently selling such distributed Securities will incur brokerage costs when disposing of such Securities. Certificateholders should consult their own tax adviser in this regard.

         A Certificateholder may also elect prior to the Mandatory Termination Date by so specifying in a properly completed election request, the following two options with regard to the termination distribution of such Certificateholder's interest in the Trust as set forth below:

                  2. to receive in cash such Certificateholder's pro rata share of the net asset value of the Trust derived from the sale by the Sponsor as the agent of the Trustee of the underlying Securities over a period not to exceed 60 business days immediately following the commencement of the Liquidation Period. The Certificateholder's pro rata share of its net assets of the Trust will be distributed to such Certificateholder within 3 days of the settlement of the trade of the last Security to be sold; and/or


                  3. to invest such Certificateholder's pro rata share of the net assets of the Trust derived from the sale by the Sponsor as agent of the Trustee of the underlying Securities over a period not to exceed 60 business days immediately following the commencement of the Liquidation Period, in units of a subsequent series of Equity Trust (the "New Series") provided one is offered. The Units of a New Series will be purchased by the Certificateholder within 3 days of the settlement of the trade for the last Security to be sold. Such purchaser will be


416009.2
                                       24
         entitled to a reduced sales load of approximately 2.5% of the Public Offering Price upon the purchase of units of the New Series. It is expected that the terms of the New Series will be substantially the same as the terms of the Trust described in this Prospectus, and that similar options with respect to the termination of such New Series will be available. The availability of this option does not constitute a solicitation of an offer to purchase Units of a New Series or any other security. A Certificateholder's election to participate in this option will be treated as an indication of interest only. At any time prior to the purchase by the Certificateholder of units of a New Series such Certificateholder may change his investment strategy and receive, in cash, the proceeds of the sale of the Securities. An election of this option will not prevent the Certificateholder from recognizing taxable gain or loss (except in the case of a loss, if and to the extent the New Series is treated as substantially identical to the Trust) as a result of the liquidation, even though no cash will be distributed to pay any taxes. Certificateholders should consult their own tax advisers in this regard.

         The Sponsor has agreed to effect the sales of underlying securities for the Trustee in the case of the second and third options over a period not to exceed 60 business days immediately following the commencement of the Liquidation Period free of brokerage commissions. The Sponsor, on behalf of the Trustee, will sell, unless prevented by unusual and unforeseen circumstances, such as, among other reasons, a suspension in trading of a Security, the close of a stock exchange, outbreak of hostilities and collapse of the economy, on each business day during the 60 business day period at least a number of shares of each Security which then remains in the portfolio (based on the number of shares of each issue in the portfolio) multiplied by a fraction the numerator of which is one and the denominator of which is the number of days remaining in the 60 business day sales period. The Redemption Price Per Unit upon the settlement of the last sale of Securities during the 60 business day period will be distributed to Certificateholders in redemption of such Certificateholders' interest in the Trust.

         Depending on the amount of proceeds to be invested in Units of the New Series and the amount of other orders for Units in the New Series, the Sponsor may purchase a large amount of securities for the New Series in a short period of time. The Sponsor's buying of securities may tend to raise the market prices of these securities. The actual market impact of the Sponsor's purchases, however, is currently unpredictable because the actual amount of securities to be purchased and the supply and price of those securities is unknown. A similar problem may occur in connection with the sale of Securities during the 60 business day period immediately following the commencement of the Liquidation Period; depending on the number of sales required, the prices of and demand for Securities, such sales may tend to depress the market prices and thus reduce the proceeds of such sales. The Sponsor believes that the sale of underlying Securities over a 60 business day period as described above is in the best interest of a Certificateholder and may mitigate the negative market price consequences stemming from the trading of large amounts of Securities. The Securities may be sold in fewer than 60 days if, in the Sponsor's judgment, such sales are in the best interest of Certificateholders. The Sponsor, in implementing such sales of securities on behalf of the Trustee, will seek to maximize the sales proceeds and will act in the best interests of the Certificateholders. There can be no assurance, however, that any adverse price consequences of heavy trading will be mitigated.


416009.2
                                       25

         Certificateholders who do not make any election will be deemed to have elected to receive the termination distribution in cash (option number 2).

         The Sponsor may for any reason, in its sole discretion, decide not to sponsor any subsequent series of the Trust, without penalty or incurring liability to any Certificateholder. If the Sponsor so decides, the Sponsor will notify the Trustee of that decision, and the Trustee will notify the Certificateholders before the commencement of the Liquidation Period. All Certificateholders will then elect either option 1, if eligible, or option 2.

         By electing to reinvest in the New Series, the Certificateholder indicates his interest in having his terminating distribution from the Trust invested only in the New Series created following termination of the Trust; the Sponsor expects, however, that a similar reinvestment program will be offered with respect to all subsequent series of the Trust, thus giving Certificateholders a yearly opportunity to elect to "rollover" their terminating distributions into a New Series. The availability of the reinvestment privilege does not constitute a solicitation of offers to purchase units of a New Series or any other security. A Certificateholder's election to participate in the reinvestment program will be treated as an indication of interest only. The Sponsor intends to coordinate the date of deposit of a future series so that the terminating trust will terminate contemporaneously with the creation of a New Series.

         The Sponsor reserves the right to modify, suspend or terminate the reinvestment privilege at any time.

The Sponsor
-----------


         The Sponsor, Reich & Tang Distributors L.P. ("Reich & Tang") (successor to the Unit Investment Trust Division of Bear, Stearns & Co. Inc. ("Bear Stearns")), a Delaware limited partnership, is engaged in the brokerage business and is a member of the National Association of Securities Dealers, Inc. Reich & Tang is also a registered investment advisor. Reich & Tang maintains its principal business offices at 600 Fifth Avenue, New York, New York 10020. Reich & Tang Asset Management L.P. ("RTAM L.P."), a registered investment adviser having its principal place of business at 399 Boylston Street, Boston, MA 02116, is the 99% limited partner of the Sponsor. RTAM L.P. is 99.5% owned by New England Investment Companies, L.P. ("NEIC L.P.") and Reich & Tang Asset Management, Inc., a wholly owned subsidiary of NEIC L.P., owns the remaining .5% interest of RTAM L.P. and is its general partner. NEIC L.P.'s general partner is New England Investment Companies, Inc. ("NEIC"), a holding company offering a broad array of investment styles across a wide range of asset categories through twelve subsidiaries, divisions and affiliates offering a wide array of investment styles and products to institutional clients. These affiliates in the aggregate are investment advisors or managers to over 43 registered investment companies. Reich & Tang is successor sponsor for numerous series of unit investment trusts, including: New York Municipal Trust, Series 1 (and Subsequent Series), Municipal Securities Trust, Series 1 (and Subsequent Series), 1st Discount Series (and Subsequent Series), Multi-State Series 1 (and Subsequent Series), Mortgage Securities Trust, Series 1 (and Subsequent Series), Insured Municipal Securities Trust, Series 1 (and Subsequent Series) and 5th Discount Series (and Subsequent Series) and Equity Securities Trust, Series 1, Signature Series, Gabelli Communications Income Trust (and Subsequent Series).


         On August 30, 1996, the merger of New England Mutual Life Insurance Company and Metropolitan Life Insurance Company ("MetLife") became effective,

416009.2
                                       26
with MetLife being the continuing company. RTAM LP remains a wholly-owned subsidiary of NEIC LP, but its sole general partner is now an indirect subsidiary of MetLife. Also, MetLife New England Holdings, Inc., a wholly-owned subsidiary of MetLife, owns 51% of the outstanding limited partnership interest of NEIC LP. MetLife is a mutual life insurance company with assets of $298 billion at December 31, 1996. It is the second largest life insurance company in the United States in terms of total assets. MetLife provides a wide range of insurance and investment products and services to individuals and groups and is the leader among United States life insurance companies in terms of total life insurance in force, which exceeded $1.6 trillion at December 31, 1996 for MetLife and its insurance affiliates. MetLife and its affiliates provide insurance or other financial services to approximately 36 million people worldwide.


         The information included herein is only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out their contractual obligations.

         The Sponsor will be under no liability to Certificateholders for taking any action, or refraining from taking any action, in good faith pursuant to the Trust Agreement, or for errors in judgment except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         The Sponsor may resign at any time by delivering to the Trustee an instrument of resignation executed by the Sponsor.

         If at any time the Sponsor shall resign or fail to perform any of its duties under the Trust Agreement or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, then the Trustee may either (a) appoint a successor Sponsor; (b) terminate the Trust Agreement and liquidate the Trust; or (c) continue to act as Trustee without terminating the Trust Agreement. Any successor Sponsor appointed by the Trustee shall be satisfactory to the Trustee and, at the time of appointment, shall have a net worth of at least $1,000,000.

The Trustee
-----------


         The Trustee is The Chase Manhattan Bank with its principal executive office located at 270 Park Avenue, New York, New York 10017, (800) 428-8890 and its unit investment trust office at 4 New York Plaza, New York, New York 10004. The Trustee is subject to supervision by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.


         The Trustee shall not be liable or responsible in any way for taking any action, or for refraining from taking any action, in good faith pursuant to the Trust Agreement, or for errors in judgment; or for any disposition of any moneys, Securities or Certificates in accordance with the Trust Agreement, except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties; provided, however, that the Trustee shall not in any event be liable or responsible for any evaluation made by any independent evaluation service employed by it. In addition, the Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Securities or the Trust which it may be required to pay under current or future law of the United States or any other taxing authority having jurisdiction. The Trustee shall not be liable for

416009.2
                                       27
depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities pursuant to the Trust Agreement.

         For further information relating to the responsibilities of the Trustee under the Trust Agreement, reference is made to the material set forth under "Rights of Certificateholders."

         The Trustee may resign by executing an instrument in writing and filing the same with the Sponsor, and mailing a copy of a notice of resignation to all Certificateholders. In such an event the Sponsor is obligated to appoint a successor Trustee as soon as possible. In addition, if the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Trust Agreement. Notice of such removal and appointment shall be mailed to each Certificateholder by the Sponsor. If upon resignation of the Trustee no successor has been appointed and has accepted the appointment within thirty days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of the Trustee becomes effective only when the successor Trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor Trustee. Upon execution of a written acceptance of such appointment by such successor Trustee, all the rights, powers, duties and obligations of the original Trustee shall vest in the successor.

         Any corporation into which the Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which the Trustee shall be a party, shall be the successor Trustee. The Trustee must always be a banking corporation organized under the laws of the United States or any State and have at all times an aggregate capital, surplus and undivided profits of not less than $2,500,000.

The Portfolio Consultant
------------------------


         The Portfolio Consultant is Gabelli Funds, Inc., a New York corporation, with offices at One Corporate Center at Rye, New York 10580-1430. The Portfolio Consultant is a registered investment advisor, and with its affiliates, acts as an investment manager, administrator or advisor for assets aggregating in excess of $12.0 billion as of August 31, 1997.


         The Portfolio Consultant is not a Sponsor of the Trust. The Portfolio Consultant has been retained by the Sponsor, at its expense, to utilize its equity expertise in selecting the Securities deposited in the Trust. The Portfolio Consultant's only responsibility with respect to the Trust, in addition to its role in Portfolio selection, is to monitor the Securities of the Portfolio and make recommendations to the Sponsor regarding the disposition of the Securities held by the Trust. The responsibility of monitoring the Securities of the Portfolio means that if the Portfolio Consultant's views materially change regarding the appropriateness of an investment in any Security then held in the Trust based upon the investment objectives, guidelines, terms, parameters, policies and restrictions supplied to the Portfolio Consultant by the Sponsor, the Portfolio Consultant will notify the Sponsor of such change to the extent consistent with applicable legal requirements. The Sponsor is not obligated to adhere to the recommendations of the Portfolio Consultant regarding the disposition of Securities. The Sponsor has the sole authority to direct the Trustee to dispose of Securities under the Trust Agreement. The Portfolio Consultant has no other responsibilities or obligations to the Trust or the

416009.2
                                       28

Certificateholders. Investors should be aware that the Portfolio Consultant, with its affiliates, is an investment adviser for managed investment companies and managed private accounts that may have similar or different investment objectives than the Trust. Some of the Securities in the Trust may also be owned by these other clients of the Portfolio Consultant and its affiliates. However, because these clients have "managed" portfolios and may have differing investment objectives, the Portfolio Consultant may sell certain Securities for those accounts in instances where a sale of the Trust would be impermissible, such as to maximize return by taking advantage of market fluctuations. The Portfolio Consultant may resign or may be removed by the Sponsor at any time on sixty days' prior notice. The Sponsor shall use its best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Portfolio Consultant. If upon resignation of the Portfolio Consultant no successor has accepted appointment within sixty days after notice of resignation, the Sponsor has agreed to perform this function.

Evaluation of the Trust
-----------------------

         The value of the Securities in the Trust portfolio is determined in good faith by the Trustee on the basis set forth under "Public Offering--Offering Price." The Sponsor and the Certificateholders may rely on any evaluation furnished by the Trustee and shall have no responsibility for the accuracy thereof. Determinations by the Trustee under the Trust Agreement shall be made in good faith upon the basis of the best information available to it, provided, however, that the Trustee shall be under no liability to the Sponsor or Certificateholders for errors in judgment, except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. The Trustee, the Sponsor and the Certificateholders may rely on any evaluation furnished to the Trustee by an independent evaluation service and shall have no responsibility for the accuracy thereof.

                           TRUST EXPENSES AND CHARGES
                           --------------------------

         All or a portion of the expenses incurred in creating and establishing the Trust, including the cost of the initial preparation and execution of the Trust Agreement, registration of the Trust and the Units under the Investment Company Act of 1940 and the Securities Act of 1933, the initial fees and expenses of the Trustee, legal expenses and other actual out-of-pocket expenses, will be paid by the Trust and amortized over the life of the Trust. Offering costs, including the costs of registering securities with the Securities and Exchange Commission and the states, will be amortized over the term of the initial offering period, which may be between 30 and 90 days. All advertising and selling expenses, as well as any organizational expenses not paid by the Trust, will be borne by the Sponsors at no cost to the Trust.

         The Sponsor will receive for portfolio supervisory services to the Trust an Annual Fee in the amount set forth under "Summary of Essential Information" in Part A. The Sponsor's fee may exceed the actual cost of providing portfolio supervisory services for the Trust, but at no time will the total amount received for portfolio supervisory services rendered to all series of the Equity Securities Trust in any calendar year exceed the aggregate cost to the Sponsor of supplying such services in such year. (See "Portfolio Supervision.")

         The Trustee will receive, for its ordinary recurring services to the Trust, an annual fee in the amount set forth under "Summary of Essential Information" in Part A. For a discussion of the services performed by the

416009.2
                                       29

Trustee pursuant to its obligations under the Trust Agreement, see "Trust Administration" and "Rights of Certificateholders."

         The Trustee's fees applicable to a Trust are payable monthly as of the Record Date from the Income Account of the Trust to the extent funds are available and then from the Principal Account. Both fees may be increased without approval of the Certificateholders by amounts not exceeding proportionate increases in consumer prices for services as measured by the United States Department of Labor's Consumer Price Index entitled "All Services Less Rent."

         The following additional charges are or may be incurred by the Trust: all expenses (including counsel fees) of the Trustee incurred and advances made in connection with its activities under the Trust Agreement, including the expenses and costs of any action undertaken by the Trustee to protect the Trust and the rights and interests of the Certificateholders; fees of the Trustee for any extraordinary services performed under the Trust Agreement; indemnification of the Trustee for any loss or liability accruing to it without gross negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trust; indemnification of the Sponsor for any losses, liabilities and expenses incurred in acting as sponsors of the Trust without gross negligence, bad faith or willful misconduct on its part; and all taxes and other governmental charges imposed upon the Securities or any part of the Trust (no such taxes or charges are being levied, made or, to the knowledge of the Sponsor, contemplated). The above expenses, including the Trustee's fees, when paid by or owing to the Trustee, are secured by a first lien on the Trust to which such expenses are charged. In addition, the Trustee is empowered to sell the Securities in order to make funds available to pay all expenses.


         Unless the Sponsor otherwise directs, the accounts of the Trust shall be audited not less than annually by independent public accountants selected by the Sponsor. The expenses of the audit shall be an expense of the Trust. So long as the Sponsor maintains a secondary market, the Sponsor will bear any audit expense, which exceeds $.50 Cents per Unit. Certificateholders covered by the audit during the year may receive a copy of the audited financials upon request.


                     EXCHANGE PRIVILEGE AND CONVERSION OFFER
                     ---------------------------------------


         Certificateholders will be able to elect to exchange any or all of their Units of this Trust for Units of one or more of any available series of Equity Securities Trust, Insured Municipal Securities Trust, Municipal Securities Trust, New York Municipal Trust or Mortgage Securities Trust (the "Exchange Trusts") subject to a reduced sales charge as set forth in the prospectus of the Exchange Trust (the "Exchange Privilege"). Unit owners of any registered unit investment trust for which there is no active secondary market in the units of such trust (a "Redemption Trust") will be able to elect to redeem such units and apply the proceeds of the redemption to the purchase of available Units of one or more series of an Exchange Trust (the "Conversion Trusts") at the Public Offering Price for units of the Conversion Trust subject to a reduced sales charge as set forth in the prospectus of the Conversion Trust (the "Conversion Offer"). Under the Exchange Privilege, the Sponsor's repurchase price during the initial offering period of the Units being surrendered will be based on the market value of the Securities in the Trust portfolio or on the aggregate offer price of the Bonds in the other Trust Portfolios; and, after the initial offering period has been completed, will be based on the aggregate bid price of the securities in the particular


416009.2
                                       30

Trust portfolio. Under the Conversion Offer, units of the Redemption Trust must be tendered to the trustee of such trust for redemption at the redemption price determined as set forth in the relevant Redemption Trust's prospectus. Units in an Exchange or Conversion Trust will be sold to the Certificateholder at a price based on the aggregate offer price of the securities in the Exchange or Conversion trust portfolio (or for units of Equity Securities Trust, based on the market value of the underlying securities in the trust portfolio) during the initial public offering period of the Exchange or Conversion Trust; and after the initial public offering period has been completed, based on the aggregate bid price of the securities in the Exchange or Conversion Trust Portfolio if its initial offering has been completed plus accrued interest (or for units of Equity Securities Trust, based on the market value of the underlying securities in the trust portfolio) and a reduced sales charge.

         Except for Certificateholders who wish to exercise the Exchange Privilege or Conversion Offer within the first five months of their purchase of Units of the Exchange or Redemption Trust, any purchaser who purchases Units under the Exchange Privilege or Conversion Offer will pay a lower sales charge than that which would be paid for the Units by a new investor. For Certificateholders who wish to exercise the Exchange Privilege or Conversion Offer within the first five months of their purchase of Units of the Exchange or Redemption Trust, the sales charge applicable to the purchase of units of an Exchange or Conversion Trust shall be the greater of (i) the reduced sales charge or (ii) an amount which when coupled with the sales charge paid by the Certificateholder upon his original purchase of Units of the Exchange or Redemption Trust would equal the sales charge applicable in the direct purchase of units of an Exchange Trust.

         In order to exercise the Exchange Privilege the Sponsor must be maintaining a secondary market in the units of the available Exchange Trust. The Conversion Offer is limited only to unit owners of any Redemption Trust. Exercise of the Exchange Privilege and the Conversion Offer by Certificateholders is subject to the following additional conditions: (i) at the time of the Certificateholder's election to participate in the Exchange Privilege or Conversion Offer, there must be units of the Exchange or Conversion Trust available for sale, either under the initial primary distribution or in the Sponsor's secondary market, (ii) exchanges will be effected in whole units only, (iii) Units of the Mortgage Securities Trust may only be acquired in blocks of 1,000 Units and (iv) Units of the Equity Securities Trust may only be acquired in blocks of 100 Units. Certificate holders will not be permitted to advance any funds in excess of their redemption in order to complete the exchange. Any excess proceeds received from a Certificateholder for exchange or from units being redeemed per conversion will be remitted to such Certificateholder.

         The Sponsor reserves the right to suspend, modify or terminate the Exchange Privilege and/or the Conversion Offer. The Sponsor will provide Certificateholders of the Trust with 60 days' prior written notice of any termination or material amendment to the Exchange Privilege and/or the Conversion Offer, provided that no notice need be given if (i) the only material effect of an amendment is to reduce or eliminate the sales charge payable at the time of the exchange, to add one or more series of the Trust eligible for the Exchange Privilege or the Conversion Offer, to add any new unit investment trust sponsored by Reich & Tang or a sponsor controlled by or under common control with Reich & Tang, or to delete a series which has been terminated from eligibility for the Exchange Privilege and/or the Conversion Offer, (ii) there is a suspension of the redemption of units of an Exchange or


416009.2
                                       31

Conversion Trust under Section 22(e) of the Investment Company Act of 1940, or
(iii) an Exchange Trust temporarily delays or ceases the sale of its units because it is unable to invest amounts effectively in accordance with its investment objectives, policies and restrictions. During the 60-day notice period prior to the termination or material amendment of the Exchange Privilege described above, the Sponsor will continue to maintain a secondary market in the units of all Exchange Trusts that could be acquired by the affected Certificateholders. Certificateholders may, during this 60-day period, exercise the Exchange Privilege in accordance with its terms then in effect.

         To exercise the Exchange Privilege, a Certificateholder should notify the Sponsor of his desire to exercise his Exchange Privilege. To exercise the Conversion Offer, a unit owner of a Redemption Trust should notify his retail broker of his desire to redeem his Redemption Trust Units and use the proceeds from the redemption to purchase Units of one or more of the Conversion Trusts. If Units of a designated, outstanding series of an Exchange or Conversion Trust are at the time available for sale and such Units may lawfully be sold in the state in which the Certificateholder is a resident, the Certificateholder will be provided with a current prospectus or prospectuses relating to each Exchange or Conversion Trust in which he indicates an interest. He may then select the Trust or Trusts into which he desires to invest the proceeds from his sale of Units. The exchange transaction will operate in a manner essentially identical to a secondary market transaction except that units may be purchased at a reduced sales charge. The conversion transaction will be handled entirely through the unit owner's retail broker. The retail broker must tender the units to the trustee of the Redemption Trust for redemption and then apply the proceeds to the redemption toward the purchase of units of a Conversion Trust at a price based on the aggregate offer or bid side evaluation per Unit of the Conversion Trust, depending on which price is applicable, plus accrued interest and the applicable sales charge. The certificates must be surrendered to the broker at the time the redemption order is placed and the broker must specify to the Sponsor that the purchase of Conversion Trust Units is being made pursuant to the Conversion Offer. The unit owner's broker will be entitled to retail a portion of the sales charge.

       Tax Consequences of the Exchange Privilege and the Conversion Offer
       -------------------------------------------------------------------

         A surrender of Units pursuant to the Exchange Privilege or the Conversion Offer will constitute a "taxable event" to the Certificateholder under the Internal Revenue Code. The Certificateholder will realize a tax gain or loss that will be of a long-, mid- or short-term capital or ordinary income nature dependent on the length of time the Units have been held and other factors. (See "Tax Status".) A Certificateholder's tax basis in the Units acquired pursuant to the Exchange Privilege or Conversion Offer will be equal to the purchase price of such Units. Investors should consult their own tax advisors as to the tax consequences to them of exchanging or redeeming units and participating in the Exchange Privilege or Conversion Offer.


                                  OTHER MATTERS
                                  -------------

Legal Opinions
--------------

         The legality of the Units offered hereby and certain matters relating to federal tax law have been passed upon by Battle Fowler LLP, 75 East 55th Street, New York, New York 10022, as counsel for the Sponsor. Carter, Ledyard

416009.2
                                       32

& Milburn, Two Wall Street, New York, New York 10005 have acted as counsel for the Trustee.

Independent Accountants
-----------------------

         The Statement of Condition and Portfolio are included herein in reliance upon the report of Price Waterhouse LLP, independent auditors, and upon the authority of said firm as experts in accounting and auditing.


Performance Information
-----------------------

         Total returns, average annualized returns or cumulative returns for various periods of this Trust may be included from time to time in advertisements, sales literature and reports to current or prospective investors. Total return shows changes in Unit price during the period plus reinvestment of dividends and capital gains, divided by the original public offering price as of the date of calculation. Average annualized returns show the average return for stated periods of longer than a year. Sales material may also include an illustration of the cumulative results of like annual investments during an accumulation period and like annual withdrawals during a distribution period. Figures for actual portfolios will reflect all applicable expenses and, unless otherwise stated, the maximum sales charge. No provision is made for any income taxes payable. Returns may also be shown on a combined basis. Trust performance may be compared to performance on a total return basis of the Dow Jones Industrial Average, the S&P 500 Composite Price Stock Index, or performance data from Lipper Analytical Services, Inc. and Morningstar Publications, Inc. or from publications such as Money, The New York Times, U.S. News and World Report, Business Week, Forbes or Fortune. As with other performance data, performance comparisons should not be considered representative of a Trust's relative performance for any future period.



416009.2
                                       33

I am the owner of ______ units of Equity Securities Trust, Series _____ Signature Series, Gabelli Entertainment and Media Trust.

I would like to learn more about The Treasurer's Fund, U.S. Treasury Money Market Portfolio including charges and expenses. I understand that my request for more information about this fund in no way obligates me to participate in the reinvestment option, and that this request form is not an offer to sell. Please send me more information, including a copy of the current prospectus of [---------------].


                                             Date__________________, 199___



              Registered Holder (Print)             Registered Holder (Print)



             Registered Holder Signature           Registered Holder Signature
                                               (Two Signatures if joint tenancy)

My Brokerage Firm's Name


Name


Address, City & State


Broker's Name ____________________ Broker's No.





                                     MAIL TO

                              The Treasurer's Fund
                           19 Old Kings Highway South
                         Darien, Connecticut 06820-4526



416009.2


                                   INDEX                                               EQUITY SECURITIES TRUST
                                                                                              SERIES 6
Title                                                                  Page


PART A                                                                               GABELLI ENTERTAINMENT AND
                                                                                             MEDIA TRUST
Summary of Essential Information........................................A-7
Financial and Statistical Information...................................A-9
                                                                                       (Unit Investment Trust)
PART B


The Trust.................................................................1                  Prospectus
                                                                                             ----------
Risk Considerations.......................................................5
Public Offering..........................................................11           Dated:  October 31, 1997
Rights of Certificateholders.............................................14
Tax Status...............................................................16
Liquidity................................................................19
Total Reinvestment Plan..................................................21                   Sponsor:
Trust Administration.....................................................22
Trust Agreement and Amendment............................................23                 Reich & Tang
Trust Expenses And Charges...............................................29               Distributors L.P.
Exchange Privilege and Conversion Offer..................................30               600 Fifth Avenue
Other Matters............................................................32             New York, N.Y.  10020
                                                                                            212-830-5200
                  Parts A and B of this Prospectus do
not contain all of the information set forth in                                         Portfolio Consultant:
the registration statement and exhibits relating
thereto, filed with the Securities and Exchange                                          Gabelli Funds, Inc.
Commission, Washington, D.C., under the                                                 One Corporate Center
Securities Act of 1933, and to which reference is                                     Rye, New York 10580-1430
made.
                                                                                              Trustee:


                                                                                      The Chase Manhattan Bank
                                                                                          4 New York Plaza
                                                                                        New York, N.Y.  10004
                                                                                           1-800-882-9898



                                      * * *

                  This Prospectus does not constitute an offer to sell, or a solicitation of any offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.

                                      * * *

                  No person is authorized to give any information or to make any representations not contained in Parts A and B of this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Trustee, the Evaluator, or the Sponsor. The Trust is registered as a unit investment trust under the Investment Company Act of 1940. Such registration does not imply that the Trust or any of its Units have been guaranteed, sponsored, recommended or approved by the United States or any state or any agency or officer thereof.


416009.2

                                     PART II

                       ADDITIONAL INFORMATION NOT REQUIRED
                                  IN PROSPECTUS


                       CONTENTS OF REGISTRATION STATEMENT

This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:


The facing sheet on Form S-6.
The Cross-Reference Sheet (incorporated by reference to the Post-Effective
    Amendment to Form S-6 Registration Statement No. 33-62627, filed on October 31, 1996).
The Prospectus consisting of    pages.
Signatures.
Consent of Independent Accountants
Consent of Counsel (included in Exhibit 99.3.1)


The following exhibits:

99.1.1   --    Reference Trust Agreement including certain amendments
               to the Trust Indenture and Agreement (filed as Exhibit
               99.1.1 to Amendment No. 1 to Form S-6 Registration
               Statement No. 33-62627 of Equity Securities Trust, Series 6 on November 16, 1995 and incorporated herein by reference).

99.1.1.1 --    Form of Trust Indenture and Agreement for Equity Securities
               Trust, Series 6, Signature Series (and Subsequent Series) dated
               November 16, 1995 (filed as Exhibit 1.1.1 to Amendment No. 1 to
               Form S-6 Registration Statement No. 33-62627 on November 16,
               1995 and incorporated herein by reference).

99.1.3.4 --    Certificate of Formation and Agreement among Limited Partners, as amended, of Reich & Tang Distributors L.P. (filed as Exhibit
               99.1.3.4 to Post-Effective Amendment No. 10 to Form S-6
               Registration Statements Nos. 2-98914, 33-00376, 33-00856 and
               33-01869 of Municipal Securities Trust, Series 28, 39th
               Discount Series, Series 29 & 40th Discount Series and Series 30
               & 41st Discount Series, respectively, on October 31, 1995 and incorporated herein by reference).

99.1.4   --    Form of Agreement Among Underwriters dated November 1, 1995
               (filed as Exhibit 1.4 to Amendment No. 1 to Form S-6
               Registration Statement No. 33-62627 of Equity Securities Trust,
               Series 6 on November 16, 1995 and incorporated herein by reference).

99.2.1   --    Form of Certificate (filed as Exhibit 2.1 to Amendment No. 1 to
               Form S-6 Registration Statement No. 33-62627 of Equity
               Securities Trust, Series 6 on November 16, 1995 and incorporated herein by reference).

99.3.1   --    Opinion of Battle Fowler LLP as to the legality of the securities being registered, including their consent to the filing thereof and to the use of their name under the headings "Tax Status" and "Legal Opinions" in the Prospectus, and to the

                                      II-1
409401.1
               filing of their opinion regarding tax status of the Trust (filed as Exhibit 3.1 to Amendment No. 1 to Form S-6 Registration Statement No. 33-62627 of Equity Securities Trust, Series 6 on November 16, 1995 and incorporated herein by reference).

99.6.0   --    Power of Attorney of Reich & Tang Distributors L.P., the
               Depositor, by its officers and a majority of its Directors (filed as Exhibit 6.0 to Amendment No. 1 to Form S-6 Registration
               Statement No. 33-62627 of Equity Securities Trust, Series 6,
               Signature Series, Gabelli Entertainment and Media Trust on
               November 16, 1995 and incorporated herein by reference).

*27      --    Financial Data Schedule(s) (for EDGAR filing only).


--------
*  Being filed by this Amendment.

                                      II-2
409401.1

                                   SIGNATURES



                   Pursuant to the requirements of the Securities Act of 1933, the registrant, Equity Securities Trust, Series 6, certifies that it has met all of the requirements for effectiveness of this Post-Effective Amendement to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933. The Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, hereunto duly authorized, in the City of New York and State of New York on the 24th day of October, 1997.


         EQUITY SECURITIES TRUST, SERIES 6
                  (Registrant)

                  REICH & TANG DISTRIBUTORS L.P.
                           (Depositor)

                  By:      Reich & Tang Asset Management, Inc.,
                           as general partner


                  By:      /s/ PETER J. DEMARCO
                           -----------------------
                           Peter J. DeMarco
                           (Authorized Signatory)

                  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons who constitute the principal officers and a majority of the directors of Reich & Tang Asset Management, Inc., the general partner of Reich & Tang Distributors L.P., the Depositor, in the capacities and on the dates indicated.


Name                     Title                               Date


PETER S. VOSS            President, Chief Executive Officer  )
                         and Director                        )
G. NEAL RYLAND           Executive Vice President,           )  October 24, 1997
                         Treasurer and Chief Financial       )
                         Officer                             )
EDWARD N. WADSWORTH      Clerk                               )
RICHARD E. SMITH III     Director                            ) By: /s/ PETER J. DEMARCO
                                                                   --------------------
STEVEN W. DUFF           Director                            )     Peter J. DeMarco
BERNADETTE N. FINN       Vice President                      )     Attorney-in-Fact*
LORRAINE C. HYLSLER      Secretary                           )
RICHARD DE SANCTIS       Vice President and Treasurer        )


---------------

* Executed copies of Powers of Attorney were filed as Exhibit 6.0 to Amendment No. 1 to Form S-6 Registration Statement No. 33-62627 on November 16, 1995.

                                      II-3
409401.1

                       CONSENT OF INDEPENDENT ACCOUNTANTS



We hereby consent to the use in the Prospectus constituting part of this Post-Effective Amendment to the registration statement on Form S-6 of our report dated September 15, 1997, relating to the financial statements and financial highlights for the year ended June 30, 1997 of the Equity Securities Trust, Series 6, Signature Series, Gabelli Entertainment and Media Trust, which appear in such Prospectus. We also consent to the reference to us under the heading "Independent Accountants" in the Prospectus.






PRICE WATERHOUSE LLP
Boston, Massachusetts
October 28, 1997